UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06515

Morgan Stanley Global Fixed Income Opportunities Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-0289

Date of fiscal year end: October 31,

Date of reporting period: April 30, 2020

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley
Global Fixed Income
Opportunities Fund

Semi-Annual Report

April 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Global Fixed Income Opportunities Fund

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	10
Expense Example	11
Portfolio of Investments	13
Statement of Assets and Liabilities	45
Statement of Operations	47
Statements of Changes in Net Assets	49
Notes to Financial Statements	50
Financial Highlights	73
Liquidity Risk Management Program	79
Privacy Notice	80

Welcome Shareholder,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Morgan Stanley Global Fixed Income Opportunities Fund (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended April 30, 2020

Total Return for the 6 Months Ended April 30, 2020
Class A	Class L	Class I	Class C	Class IS	Class IR
–4.77%	–5.08%	–4.75%	–5.12%	–4.72%	–4.71%
Bloomberg Barclays Global Aggregate (Hedged USD) Index[1]	Global Fixed Income Opportunities Blend Index[2]	Lipper Global Income Funds Index[3]
2.76%	2.76%	–1.00%

The performance of Morgan Stanley Global Fixed Income Opportunities Fund's (the "Fund") six share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

In the six-month period ending April 30, 2020, the last two months of 2019 were overshadowed by the first four months of 2020 due to the coronavirus pandemic and its drastic impact on the markets. The final months of 2019 concluded a remarkable year, as the world's issues seemed to vanish and financial markets "melted up." By December 2019, government bond yields started to rise, driven by reduced trade tensions, better economic data and renewed optimism that the economic malaise that had consumed the world for the past two years was coming to an end. Investment grade and high yield credit markets ended the 2019 calendar year with tighter credit spreads and strong performance. However, 2019's strong momentum came to a screeching halt once the coronavirus began its destructive path through the global economy.

The period from mid-February to March 6, 2020, was what we would call normal bear market; from March 6 to March 19, 2020 (marking the high in corporate spreads), a global panic; and then March 19 to March 31, 2020, a relief rally. The net result, of course, was that things were worse by the end. During the first period, bad news arrived but things still felt pretty normal, with equities weaker, credit spreads modestly wider and government bond yields, importantly, lower. However, the explosion of infections in Europe and impending lockdowns in the U.S. over the weekend of March 7, 2020, plus the announcement that the Organization of the Petroleum Exporting Countries (OPEC) and Russia were about to start a price war instead of agreeing to cut crude oil output, sent markets reeling. The entire world seemingly wanted U.S. dollar cash and were prepared to sell anything and everything to get it. Money markets convulsed, foreign exchange and government bond markets behaved erratically, and liquidity was challenged everywhere. Equities collapsed and credit spreads (and yields) soared.

In many ways this was a classic liquidity squeeze. The world wanted U.S. dollar cash, and nothing but U.S. dollar cash would do. This elicited an unprecedented response by monetary authorities worldwide. Rates were cut to the effective lower bound (where they were not already) and trillions of dollars were injected into money markets and bond markets. New programs were begun with a whole new set of acronyms (TALF, CPFF).(i) These

(i)  Term asset-backed securities loan facility (TALF), commercial paper fund facility (CPFF).

helped significantly calm markets, particularly government bond markets, where yields had perversely rose significantly as virus and economic news worsened. By March 19, 2020, U.S. Treasury and other global government bond market yields began to fall, signaling success for the Federal Reserve's (Fed) first objective (to stabilize money markets) and lowering U.S. Treasury yields. Importantly, the rapid fall in U.S. Treasury yields allowed high quality corporate bond yields to fall as well, signaling help for the embattled private economy. Soon it became clear that selling, whether from risk reduction, redemptions or forced selling, was over, at least temporarily. Also in March 2020, the federal government launched its U.S. fiscal stabilization program, embodied in the CARES Act, which is helping to bridge the gap in providing support for household and business income while we wait for the virus infection rate to abate and the economy to reopen.

Government bond yields are now at unprecedentedly low levels and at record rich levels on some valuation measures. But it is not obvious that they will rise anytime soon, even with unprecedented deficits in the U.S. and the rest of the world. There is still scope for them to fall further if the economy deteriorates, which is not hard to imagine given the uncertainty around the virus shock. Central banks will likely use their balance sheets to provide "infinite" quantitative easing, meaning they will try to do whatever is necessary to make sure credit flows to all solvent companies/industries. Fiscal agents will likely support incomes and employment where possible to prevent aggregate demand from collapsing now and when the pandemic is over.

The virus-induced economic shutdown and the decline in oil prices hit credit markets with a double whammy, leading to historically poor performance of corporate bonds. The stressed liquidity conditions in the market could be seen in the flattening of the credit spread curve, as shorter maturity corporate bonds, which are often viewed as a cash surrogate, widened the most.

Extraordinary times were matched by extraordinary price action across markets, and movements in emerging market debt were no exception, as risk markets registered new historic lows in March 2020. The combination of the global slowdown, resulting from fighting COVID-19, and the drop in oil prices, related to both demand destruction and the ongoing friction between Saudi Arabia and Russia, has been challenging to say the least. The J.P. Morgan Emerging Markets Bond Index Global fell 11.8% during the first quarter of 2020, which represented a spread widening of 300 basis points.(ii)

By the end of April 2020, market conditions started to normalize as spreads narrowed in many sectors, particularly those that are supported by the Fed's purchasing programs. Some areas lagged the April recovery, however, such as securitized credit markets and emerging markets.

(ii)  Source: Bloomberg L.P. Data as of March 31, 2020. The JP Morgan Emerging Markets Bond Index Global (EMBI Global) tracks total returns for traded external debt instruments in the emerging markets, and is an expanded version of the EMBI+. As with the EMBI+, the EMBI Global includes U.S. dollar-denominated Brady bonds, loans, and Eurobonds with an outstanding face value of at least $500 million.

Performance Analysis

All share classes of the Fund underperformed the Bloomberg Barclays Global Aggregate (Hedged USD) Index (the "Index"), the Global Fixed Income Opportunities Blend Index and the Lipper Global Income Funds Index for the six months ended April 30, 2020, assuming no deduction of applicable sales charges.

The Fund's macro positioning helped offset some of the negative performance in spread (non-government) sectors, particularly as interest rates fell drastically in March 2020 when central banks began cutting interest rates. The portfolio's overweight to U.S. duration was the biggest contributor to performance given the fall in interest rates, followed by an overweight to Australian duration. Conversely, the portfolio's overweight interest rate exposures to Brazil and Indonesia detracted from performance in emerging markets, while emerging market currency exposure did not have a meaningful impact on performance. Exposure to emerging market external debt also detracted from performance.

The majority of the Fund's negative performance was due to exposure in corporate debt across both the high yield and investment grade segments, as well as exposure to bank loans and convertible debt, as spreads widened to historic levels in March 2020. Securitized debt exposure was also detrimental to absolute performance, especially non-agency residential mortgage-backed securities and asset-backed securities, as spreads widened in these sectors as well.

We expect quantitative easing across developed markets to continue with unlimited size in the coming months, even if at a reduced pace, given the frenetic interventions in March and April 2020. It is still too soon to tell the ultimate impact that the coronavirus will have on the economy and global markets. We do believe risk-free government bond yields will likely remain low, and therefore an unlikely source of return going forward, and that inflation likely will not be an issue. Because of this, we believe central banks may continue to be accommodative indefinitely or even expand stimulus to new heights.

A consolidation of the improved risk sentiment observed during April 2020 may benefit risky assets. That said, while the economic and health outlooks have improved and volatility has retreated, government bond prices and investment grade spreads generally reflect that sentiment, i.e., a short sharp recession but no depression. To see further compression of corporate bond spreads, whether investment grade or high yield, the economy will need to emerge from lockdown in an orderly fashion. Government support of incomes at their recent pace is probably unsustainable much past the summer. The Fed's term asset-backed securities loan facility (known as TALF) program is expected to terminate at the end of September 2020, for example. This, of course, does not mean programs and support cannot be renewed or expanded. It is just that the medium-term cost in terms of debt, lost productivity, lost income and lower future living standards (relative to previous expectations only, hopefully) are potentially very high. Therefore, while spreads are still wide of pre-crisis levels, a relatively large amount of near-term optimism is discounted.

Two sectors underperformed in the April 2020 rebound: emerging market debt and securitized credit. The simple reason is that neither benefited directly from the monetary and fiscal support policies announced and implemented in March and April 2020. Therefore, we believe attractive valuations, a stabilization in commodity prices and progress on funding/debt relief initiatives directly targeting emerging market economies could combine to provide a boost to emerging market debt in the near term.

Securitized credit also failed to rebound as much as developed market credit (or agency mortgage-backed securities) for the same reason as emerging markets. As such, we believe there is potentially more room for securitized credit to catch up to corporate credit in the months ahead, as there may be more room for spreads to compress as economies come off the floor, so to speak. New issuance remains very light and secondary selling has slowed substantially, while demand appears to be steadily increasing. Spreads are unlikely to quickly return to pre-COVID-19 levels (but nor are credit spreads in general) given the elevated economic risks from the virus, but we expect spreads to continue to tighten from current levels.

We remain optimistic that the worst is past, and so do financial markets, meaning that second waves of infections requiring a second wave of lockdowns could be deleterious to risky assets. If the pace of re-openings and/or rehiring is slower than expected, this could have negative effects on asset prices.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION* as of 04/30/20
Corporate Bonds	36.2%
Sovereign	17.3
Asset-Backed Securities	16.3
Short-Term Investments	11.5
Mortgages — Other	9.7
Commercial Mortgage-Backed Securities	3.2
U.S. Treasury Securities	2.4
Senior Loan Interests	1.9
Investment Companies	1.4
Collateralized Mortgage Obligations — Agency Collateral Series	0.1
Agency Fixed Rate Mortgages	0.0	**

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of April 30, 2020. Does not include open long/short futures contracts with a value of $85,279,097 and net unrealized appreciation of $126,473. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $12,346,085 and does not include open swap agreements with total unrealized appreciation of $3,432,270.

**  Amount is less than 0.05%.

LONG-TERM CREDIT ANALYSIS as of 04/30/20
AAA	10.2%
AA	2.9
A	15.7
BBB	26.2
BB	12.5
B or Below	12.4
Not Rated	20.1

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. All percentages for portfolio composition are stated as a percentage of total investments and all percentages for long-term credit analysis are stated as a percentage of total long-term investments.

Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Group ("S&P"), Moody's Investors Services, Inc. ("Moody's") and Fitch Ratings ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO").

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80% of its assets in a portfolio of fixed-income securities. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. The Fund's "Adviser," Morgan Stanley Investment Management Inc. and/or "Sub-Adviser," Morgan Stanley Investment Management Limited, will allocate the Fund's investments among the following asset classes or market segments: (1) corporate securities, (2) residential and commercial mortgage-backed securities, (3) asset-backed securities, (4) emerging market securities, (5) convertible securities, (6) U.S. government securities and foreign sovereign debt, and (7) derivatives, including interest rate-related derivatives and currency derivatives. Securities may be rated either investment grade or below investment grade and denominated in any currency, hedged or un-hedged. The amount of the Fund's assets committed to any one asset class or market segment will fluctuate. However, the Fund may invest up to 65% of its net assets in any one asset class or market segment. The Adviser and Sub-Adviser have the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund's assets may be invested in certain groups and not others.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual Reports and the Annual Reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. However, the holdings for each money market fund are posted to the money market public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov).

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/shareholderreports. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended April 30, 2020
Symbol	Class A Shares* (since 07/28/97) DINAX		Class L Shares** (since 07/28/97) DINCX	Class I Shares*** (since 07/28/97) DINDX	Class C Shares† (since 04/30/15) MSIPX		Class IS Shares†† (since 09/13/13) MGFOX	Class IR Shares††† (since 06/15/18) MFIRX
1 Year	–0.64 –3.92[5]	%[4]	–0.94 —%[4]	–0.37 —%[4]	–1.37 –2.33[5]	%[4]	–0.30 —%[4]	–0.29 —%[4]
5 Years	2.47[4] 1.81[5]		2.18[4] —	2.76[4] —	1.74[4] 1.74[5]		2.82[4] —	— —
10 Years 4.43[5]	4.77 [4]		4.39 [4] —	5.06 [4] —	— —		— —	— —
Since Inception	3.84[4] 3.69[5]		3.32[4] —	4.12[4] —	1.74[4] 1.74[5]		3.92[4] —	2.22[4] —
Gross Expense Ratio	0.87		1.15	0.60	1.60		0.52	21.28

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im/shareholderreports or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class L, Class I, Class C, Class IS and Class IR shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 3.25%.

**  Class L has no sales charge. Class L shares are closed to new investments.

***  Class I has no sales charge.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class IS has no sales charge.

†††  Class IR has no sales charge.

(1)  The Bloomberg Barclays Global Aggregate (Hedged USD) Index provides a broad-based measure of the global investment grade fixed-rate debt markets. Currency exposure is hedged to the U.S. dollar. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Global Fixed Income Opportunities Blend Index is a performance linked benchmark of the old benchmark represented by the Bloomberg Barclays Global Aggregate Index (unhedged USD) (a benchmark that provides a broad-based measure of the global investment grade fixed-rate debt markets with returns in unhedged USD) from the Fund's inception to December 31, 2016 to the new benchmark represented by the Bloomberg Barclays Global Aggregate (Hedged USD) Index for periods thereafter. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in a index.

(3)  The Lipper Global Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Global Income Funds classification as of the date of this report.

(4)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/19 – 04/30/20.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	11/01/19	04/30/20	11/01/19 – 04/30/20
Class A
Actual (–4.77% return)	$1,000.00	$952.30	$4.03
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.74	$4.17
Class L
Actual (–5.08% return)	$1,000.00	$949.20	$5.33
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.39	$5.52
Class I
Actual (–4.75% return)	$1,000.00	$952.50	$2.62
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.18	$2.72
Class C
Actual (–5.12% return)	$1,000.00	$948.80	$7.51
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.16	$7.77
Class IS
Actual (–4.72% return)	$1,000.00	$952.80	$2.28
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.53	$2.36
Class IR
Actual (–4.71% return)	$1,000.00	$952.90	$2.28
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.53	$2.36

  (1)  Expenses are equal to the Fund's annualized expense ratios of 0.83%, 1.10%, 0.54%, 1.55%, 0.47% and 0.47% for Class A, Class L, Class I, Class C, Class IS and Class IR shares, respectively, multiplied by the average account value over the period and multiplied by 182/366 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.84%, 1.11%, 0.55%, 1.56%, 0.48% and 17.03% for Class A, Class L, Class I, Class C, Class IS and Class IR shares, respectively.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ April 30, 2020 (unaudited)

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Corporate Bonds (36.2%)
		Australia (1.3%)
		Basic Materials
	$245	Infrabuild Australia Pty Ltd. (a)	12.00%	10/01/24	$210,038
	1,275	Newcastle Coal Infrastructure Group Pty Ltd. (a)	4.40	09/29/27	1,167,318
					1,377,356
		Consumer, Non-Cyclical
	1,550	Woolworths Group Ltd. (a)	4.00	09/22/20	1,564,311
		Energy
EUR	1,000	APT Pipelines Ltd.	2.00	03/22/27	1,150,208
	$1,200	APT Pipelines Ltd. (a)	4.20	03/23/25	1,258,501
	2,098	Santos Finance Ltd.	4.125	09/14/27	2,031,670
					4,440,379
		Finance
	1,375	Macquarie Group Ltd. (a)	4.15	03/27/24	1,447,981
		Industrials
EUR	1,600	Aurizon Network Pty Ltd.	3.125	06/01/26	1,895,982
		Total Australia			10,726,009
		Belgium (0.2%)
		Basic Materials
	1,000	Solvay Finance SA	5.118	(b)	1,120,674
	700	Solvay Finance SA	5.425	(b)	822,272
		Total Belgium			1,942,946
		Brazil (1.3%)
		Basic Materials
	$1,160	Braskem Netherlands Finance BV (a)	4.50	01/31/30	942,500
		Consumer, Non-Cyclical
	1,225	Minerva Luxembourg SA (a)(c)	5.875	01/19/28	1,133,799
		Energy
	2,200	Petrobras Global Finance BV (a)	5.093	01/15/30	2,014,430
		Finance
	2,870	Banco Bradesco SA (a)(c)	3.20	01/27/25	2,748,025
	3,725	Itau Unibanco Holding SA (a)	2.90	01/24/23	3,603,043
					6,351,068
		Total Brazil			10,441,797

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Canada (1.4%)
	Basic Materials
$1,525	Eldorado Gold Corp. (a)	9.50%	06/01/24	$1,627,632
1,000	IAMGOLD Corp. (a)(c)	7.00	04/15/25	1,015,180
1,600	NOVA Chemicals Corp. (a)	4.875	06/01/24	1,444,320
				4,087,132
	Consumer, Non-Cyclical
1,770	Garda World Security Corp. (a)	9.50	11/01/27	1,778,231
	Energy
1,275	TransCanada PipeLines Ltd.	4.10	04/15/30	1,383,573
	Finance
1,825	Bank of Nova Scotia (The)	2.00	11/15/22	1,851,768
1,750	National Bank of Canada (a)	2.15	10/07/22	1,775,240
				3,627,008
	Industrials
603	Bombardier, Inc. (a)	7.45	05/01/34	378,714
	Total Canada			11,254,658
	Cayman Islands (0.2%)
	Finance
2,000	Banco del Pacifico SA	1.00	12/20/24	1,500,000
	China (0.9%)
	Basic Materials
1,080	CNAC HK Finbridge Co. Ltd.	3.875	06/19/29	1,097,788
	Communications
2,000	Baidu, Inc.	2.875	07/06/22	2,021,488
400	Tencent Holdings Ltd.	2.985	01/19/23	409,513
2,100	Tencent Holdings Ltd. (a)	3.595	01/19/28	2,271,862
				4,702,863
	Finance
1,720	Country Garden Holdings Co., Ltd.	7.25	04/08/26	1,779,664
	Total China			7,580,315
	Colombia (0.1%)
	Communications
325	Millicom International Cellular SA	6.625	10/15/26	330,948

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Finance
	$920	Grupo Aval Ltd. (a)	4.375%	02/04/30	$775,698
		Total Colombia			1,106,646
		Denmark (0.1%)
		Finance
	850	Danske Bank A/S (a)	5.00	01/12/22	879,299
		France (1.9%)
		Communications
EUR	1,750	Orange SA	5.00	(b)	2,201,586
		Energy
	1,900	TOTAL SA	2.708	(b)	2,087,368
	$600	TOTAL SA, FP	0.50	12/02/22	581,223
					2,668,591
		Finance
EUR	1,900	AXA SA	3.25	05/28/49	2,304,389
	$2,400	BNP Paribas SA (a)	2.819	11/19/25	2,422,402
EUR	1,500	BNP Paribas SA	2.875	10/01/26	1,796,565
	$1,875	BPCE SA (a)	5.15	07/21/24	2,010,486
EUR	2,000	Credit Agricole Assurances SA	4.50	(b)	2,406,898
					10,940,740
		Total France			15,810,917
		Germany (1.6%)
		Consumer, Cyclical
	$1,300	Daimler Finance North America LLC (a)	2.70	06/14/24	1,254,685
EUR	1,400	Volkswagen International Finance N.V.	4.625	(b)	1,558,897
					2,813,582
		Consumer, Non-Cyclical
	$2,750	Bayer US Finance LLC (a)	3.00	10/08/21	2,800,807
EUR	825	Techem Verwaltungsgesellschaft 675 mbH (a)	2.00	07/15/25	858,872
					3,659,679
		Energy
	1,100	Wintershall Dea Finance BV	1.332	09/25/28	1,018,984
		Finance
	$1,550	Deutsche Bank AG	2.70	07/13/20	1,548,388
	2,625	Deutsche Bank AG	3.15	01/22/21	2,622,354

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
EUR	1,200	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.25%	05/26/49	$1,560,440
					5,731,182
		Total Germany			13,223,427
		India (0.4%)
		Communications
	$1,150	Bharti Airtel International Netherlands BV (a)	5.35	05/20/24	1,198,668
	600	Bharti Airtel Ltd.	4.375	06/10/25	601,412
					1,800,080
		Energy
	1,800	ONGC Videsh Vankorneft Pte Ltd.	3.75	07/27/26	1,721,288
		Total India			3,521,368
		Ireland (0.5%)
		Finance
	1,775	Avolon Holdings Funding Ltd. (a)	2.875	02/15/25	1,431,761
		Industrials
EUR	1,250	Eircom Finance DAC	3.50	05/15/26	1,376,661
	$1,275	Park Aerospace Holdings Ltd. (a)	5.25	08/15/22	1,177,142
					2,553,803
		Total Ireland			3,985,564
		Israel (0.1%)
		Consumer, Non-Cyclical
	421	Teva Pharmaceutical Finance Netherlands III BV	2.20	07/21/21	411,864
		Italy (1.2%)
		Finance
EUR	1,900	Assicurazioni Generali SpA	5.50	10/27/47	2,340,473
	$1,000	Intesa Sanpaolo SpA (a)	6.50	02/24/21	1,027,817
	2,150	UniCredit SpA (a)	6.572	01/14/22	2,218,970
					5,587,260
		Utilities
	3,000	Enel Finance International N.V. (a)	4.25	09/14/23	3,184,329
EUR	1,400	Enel SpA	2.50	11/24/78	1,515,607
					4,699,936
		Total Italy			10,287,196

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Luxembourg (0.1%)
		Basic Materials
EUR	100	INEOS Finance PLC	2.125%	11/15/25	$102,736
		Consumer, Non-Cyclical
	500	Eurofins Scientific SE	4.875	(b)	554,788
		Total Luxembourg			657,524
		Mexico (0.4%)
		Energy
MXN	1,900	Petroleos Mexicanos	2.50	08/21/21	1,978,408
		Finance
	$1,600	Banco Actinver SA/Grupo GICSA SAB de CV (a)	4.80	12/18/34	1,418,792
		Total Mexico			3,397,200
		Netherlands (1.0%)
		Communications
EUR	1,500	UPC Holding BV	3.875	06/15/29	1,600,411
		Consumer, Non-Cyclical
	1,000	Q-Park Holding I BV (a)	1.50	03/01/25	991,312
		Finance
	1,400	ASR Nederland N.V.	5.00	(b)	1,636,635
	1,625	Cooperatieve Rabobank UA	5.50	(b)	1,787,790
	2,000	NN Group N.V.	4.50	(b)	2,332,463
					5,756,888
		Total Netherlands			8,348,611
		Norway (0.2%)
		Energy
	$1,825	Aker BP ASA (a)	4.75	06/15/24	1,696,901
		Peru (0.1%)
		Industrials
	1,000	Lima Metro Line 2 Finance Ltd. (a)	4.35	04/05/36	1,022,100
		Spain (1.4%)
		Communications
EUR	1,000	Telefonica Europe BV	5.875	(b)	1,174,180
		Consumer, Non-Cyclical
	925	Grifols SA (a)	2.25	11/15/27	993,387

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Energy
EUR	1,000	Repsol International Finance BV	4.50%	03/25/75	$1,091,694
		Finance
	1,600	Banco Santander SA	3.125	01/19/27	1,893,696
	2,300	CaixaBank SA	2.25	04/17/30	2,412,569
	900	Inmobiliaria Colonial Socimi SA	2.00	04/17/26	966,065
					5,272,330
		Utilities
	900	IE2 Holdco SAU	2.875	06/01/26	1,061,216
	1,400	NorteGas Energia Distribucion SAU	2.065	09/28/27	1,580,483
					2,641,699
		Total Spain			11,173,290
		Sweden (0.2%)
		Finance
	1,450	Intrum AB (c)	3.125	07/15/24	1,293,384
		Switzerland (1.0%)
		Basic Materials
	$2,200	Glencore Funding LLC (a)	3.875	10/27/27	2,224,462
	1,000	Syngenta Finance N.V. (a)	4.441	04/24/23	1,001,808
					3,226,270
		Finance
	1,300	Credit Suisse Group AG (a)	2.593	09/11/25	1,298,949
	1,375	UBS AG	5.125	05/15/24	1,459,180
					2,758,129
		Industrials
CHF	1,300	Sika AG	0.15	06/05/25	1,501,683
		Technology
	$800	STMicroelectronics N.V., B	0.25	07/03/24	1,146,052
		Total Switzerland			8,632,134
		United Kingdom (2.3%)
		Consumer, Non-Cyclical
	2,326	BAT Capital Corp.	3.222	08/15/24	2,417,805
	2,350	Imperial Brands Finance PLC (a)	3.125	07/26/24	2,318,431
					4,736,236

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Energy
GBP	900	BP Capital Markets PLC	2.274%	07/03/26	$1,142,312
		Finance
EUR	1,700	Aviva PLC	3.875	07/03/44	2,003,096
	$1,500	HSBC Holdings PLC	2.633	11/07/25	1,531,412
	1,000	HSBC Holdings PLC	4.375	11/23/26	1,087,062
GBP	1,500	Lloyds Banking Group PLC	2.25	10/16/24	1,904,800
	$1,375	Lloyds Banking Group PLC	4.375	03/22/28	1,533,760
EUR	900	Lloyds Banking Group PLC	6.375	(b)	961,232
	$501	Santander UK PLC (a)	5.00	11/07/23	526,033
	1,926	Standard Chartered PLC (a)	4.644	04/01/31	2,140,007
					11,687,402
		Utilities
GBP	850	NGG Finance PLC	5.625	06/18/73	1,168,532
		Total United Kingdom			18,734,482
		United States (18.3%)
		Basic Materials
	$1,600	Georgia-Pacific LLC (a)	2.30	04/30/30	1,608,014
		Communications
EUR	1,100	AT&T, Inc.	1.80	09/05/26	1,269,039
GBP	1,200	AT&T, Inc.	2.90	12/04/26	1,598,915
	$1,100	Booking Holdings, Inc.	0.90	09/15/21	1,114,914
	900	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/25	1,017,147
	2,400	Comcast Corp.	3.40	04/01/30	2,706,067
	2,635	Diamond Sports Group LLC/Diamond Sports Finance Co. (a)(c)	6.625	08/15/27	1,454,915
	2,175	Level 3 Financing, Inc. (a)	3.40	03/01/27	2,186,093
	1,000	MDC Partners, Inc. (a)	6.50	05/01/24	781,250
	2,010	Netflix, Inc. (a)	4.875	06/15/30	2,141,756
	1,175	Omnicom Group, Inc.	4.20	06/01/30	1,250,964
	785	Palo Alto Networks, Inc.	0.75	07/01/23	806,195
	2,700	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	4.738	09/20/29	2,861,460
	1,410	TEGNA, Inc. (a)	4.625	03/15/28	1,270,340
	1,660	Twitter, Inc.	1.00	09/15/21	1,614,350
					22,073,405

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Consumer, Cyclical
	$1,427	American Axle & Manufacturing, Inc. (c)	6.50%	04/01/27	$1,082,808
	925	American Greetings Corp. (a)	8.75	04/15/25	774,502
	645	Aramark Services, Inc. (a)	6.375	05/01/25	672,412
	1,210	Boyd Gaming Corp. (a)	4.75	12/01/27	1,047,981
	1,000	Century Communities, Inc.	5.875	07/15/25	932,300
	265	Diamond Resorts International, Inc. (a)	10.75	09/01/24	170,607
	384	Enterprise Development Authority (The) (a)	12.00	07/15/24	349,363
	699	Ford Motor Credit Co., LLC	3.096	05/04/23	620,363
	1,825	General Motors Financial Co., Inc.	2.90	02/26/25	1,658,586
	2,375	General Motors Financial Co., Inc.	4.30	07/13/25	2,232,658
	425	Global Partners LP/GLP Finance Corp.	7.00	06/15/23	372,853
	936	Guitar Center, Inc. (a)(d)	13.00	04/15/22	425,880
	900	Hyundai Capital America (a)	2.375	02/10/23	867,494
EUR	1,525	International Game Technology PLC	3.50	06/15/26	1,429,439
	$3,975	Las Vegas Sands Corp.	3.20	08/08/24	3,865,576
	750	Las Vegas Sands Corp.	3.50	08/18/26	715,083
	1,950	Newell Brands, Inc.	4.70	04/01/26	1,963,806
	3,904	Resort at Summerlin LP, B (d)(e)(f)(g)(h)	13.00	12/15/07	—
	3,700	Resorts World Las Vegas LLC/RWLV Capital, Inc. (a)	4.625	04/16/29	3,318,864
	100	Rite Aid Corp.	7.70	02/15/27	73,630
	525	Target Corp.	2.65	09/15/30	564,272
	1,675	TJX Cos., Inc. (The)	3.875	04/15/30	1,875,258
					25,013,735
		Consumer, Non-Cyclical
	1,650	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (a)	5.75	07/15/27	969,457
	260	Bausch Health Cos., Inc. (a)	5.00	01/30/28	250,819
	920	BioMarin Pharmaceutical, Inc. (c)	0.599	08/01/24	988,881
	1,750	Bristol-Myers Squibb Co. (a)	2.75	02/15/23	1,841,369
	800	Bristol-Myers Squibb Co. (a)	3.25	02/20/23	853,835
	1,600	Cigna Corp. (a)	3.05	10/15/27	1,676,041
	2,100	CVS Health Corp.	3.75	04/01/30	2,337,546
	300	CVS Health Corp.	3.875	07/20/25	328,857
	1,500	CVS Health Corp.	4.10	03/25/25	1,657,164
	100	H-Food Holdings LLC/Hearthside Finance Co., Inc. (a)	8.50	06/01/26	84,805
	1,050	Intercept Pharmaceuticals, Inc.	3.25	07/01/23	932,850
	925	Jazz Investments I Ltd.	1.875	08/15/21	903,564
	1,450	Post Holdings, Inc. (a)	5.50	12/15/29	1,463,992

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$1,150	Procter & Gamble Co. (The)	3.00%		03/25/30	$1,308,347
	1,850	Select Medical Corp. (a)	6.25		08/15/26	1,790,245
	1,500	Sotheby's (a)(c)	7.375		10/15/27	1,269,795
EUR	2,400	Thermo Fisher Scientific, Inc.	0.875		10/01/31	2,566,468
						21,224,035
		Energy
	$2,350	Concho Resources, Inc.	4.30		08/15/28	2,393,735
	2,050	Diamondback Energy, Inc.	2.875		12/01/24	1,869,743
	1,460	Endeavor Energy Resources LP/EER Finance, Inc. (a)	5.75		01/30/28	1,310,569
	975	Global Partners LP/GLP Finance Corp.	7.00		08/01/27	791,603
	780	Hilcorp Energy I LP/Hilcorp Finance Co. (a)	6.25		11/01/28	409,188
	3,725	Occidental Petroleum Corp.	2.90		08/15/24	2,812,375
	1,025	PBF Holding Co., LLC/PBF Finance Corp. (a)	6.00		02/15/28	736,104
	1,525	Rockies Express Pipeline LLC (a)	3.60		05/15/25	1,383,937
	750	Rockies Express Pipeline LLC (a)	6.875		04/15/40	662,813
	1,000	Sabine Pass Liquefaction LLC	5.625		02/01/21	1,000,242
						13,370,309
		Finance
	800	Air Lease Corp.	2.25		01/15/23	743,947
	1,525	Air Lease Corp.	2.30		02/01/25	1,324,614
	1,000	American Tower Corp.	2.40		03/15/25	1,033,026
	3,875	Bank of America Corp. MTN	4.25		10/22/26	4,259,615
	1,025	Citigroup, Inc.	3.668		07/24/28	1,094,898
	3,050	Citigroup, Inc.	5.50		09/13/25	3,500,474
	525	Crown Castle International Corp.	3.30		07/01/30	565,350
	1,950	Discover Bank	2.45		09/12/24	1,914,376
EUR	1,800	Goldman Sachs Group, Inc. (The)	2.00		11/01/28	2,086,555
	$1,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25		05/15/26	987,320
	400	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.375		12/15/25	396,080
	1,000	iStar, Inc.	4.75		10/01/24	840,200
	1,125	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)	6.25		06/03/26	1,026,563
	1,975	JPMorgan Chase & Co.	3.702		05/06/30	2,187,284
	2,625	JPMorgan Chase & Co.	4.125		12/15/26	2,905,748
	800	JPMorgan Chase Bank NA	0.00	(i)	12/30/20	846,902
	500	JPMorgan Chase Bank NA	0.00	(i)	08/07/22	555,701
	1,000	Lions Gate Capital Holdings LLC (a)	5.875		11/01/24	929,800

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$2,075	Metropolitan Life Global Funding I (a)	2.95%		04/09/30	$2,239,253
EUR	1,850	Prologis Euro Finance LLC	1.875		01/05/29	2,143,151
	$1,075	Synchrony Bank	3.00		06/15/22	1,056,126
	1,325	Wells Fargo & Co.	2.879		10/30/30	1,358,109
	1,425	Wells Fargo & Co.	5.013		04/04/51	1,878,917
						35,874,009
		Industrials
	1,350	Berry Global, Inc. (a)(c)	4.50		02/15/26	1,338,863
	1,775	Boeing Co. (The)	2.70		02/01/27	1,578,092
	2,275	Boeing Co. (The)	5.15		05/01/30	2,275,000
	525	Deere & Co.	3.10		04/15/30	581,217
	895	Grinding Media, Inc./Moly-Cop AltaSteel Ltd. (a)	7.375		12/15/23	888,869
	1,475	Mauser Packaging Solutions Holding Co. (a)	7.25		04/15/25	1,163,406
						7,825,447
		Technology
	939	Akamai Technologies, Inc. (a)	0.375		09/01/27	982,125
	2,150	Dell International LLC/EMC Corp. (a)	4.00		07/15/24	2,186,044
EUR	2,250	Fidelity National Information Services, Inc.	1.50		05/21/27	2,552,608
	$1,825	Intel Corp. (c)	3.90		03/25/30	2,175,354
	2,000	International Business Machines Corp.	3.00		05/15/24	2,144,794
	1,275	Nuance Communications, Inc.	1.00		12/15/35	1,331,578
	1,325	NVIDIA Corp.	2.85		04/01/30	1,449,851
	2,475	Oracle Corp.	2.95		04/01/30	2,712,740
	1,275	Splunk, Inc.	0.50		09/15/23	1,469,434
						17,004,528
		Utilities
	1,725	Calpine Corp. (a)	4.50		02/15/28	1,677,994
	1,190	Florida Power & Light Co., 3 Month USD LIBOR + 0.40%	2.137	(j)	05/06/22	1,179,736
	3,525	NextEra Energy Capital Holdings, Inc.	2.75		05/01/25	3,757,998
	775	NiSource, Inc.	3.60		05/01/30	866,480
						7,482,208
		Total United States				151,475,690
		Total Corporate Bonds (Cost $312,647,464)				299,103,322
		Sovereign (17.3%)
		Angola (0.0%)
	350	Angolan Government International Bond (a)	8.00		11/26/29	155,750

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$350	Angolan Government International Bond	8.25%	05/09/28	$155,757
		Total Angola			311,507
		Australia (1.8%)
AUD	6,500	Australia Government Bond	2.50	05/21/30	4,889,504
	6,800	Australia Government Bond	2.75	11/21/29	5,197,945
	5,860	Australia Government Bond	3.25	04/21/29	4,617,549
		Total Australia			14,704,998
		Austria (0.4%)
EUR	1,600	Republic of Austria Government Bond (a)	2.10	09/20/17	3,491,114
		Brazil (0.7%)
BRL	8,800	Brazil Notas do Tesouro Nacional F	10.00	01/01/29	1,864,880
	5,600	Brazil Notas do Tesouro Nacional F	10.00	01/01/27	1,178,257
	$3,000	Brazilian Government International Bond (c)	4.50	05/30/29	2,986,980
		Total Brazil			6,030,117
		China (0.2%)
CNY	13,500	China Government Bond	3.13	11/21/29	2,014,462
		Croatia (0.5%)
EUR	3,800	Croatia Government International Bond	2.75	01/27/30	4,432,042
		Dominican Republic (0.1%)
	$1,400	Dominican Republic International Bond (a)	5.875	01/30/60	1,134,000
		Ecuador (0.1%)
	1,520	Ecuador Government International Bond	8.875	10/23/27	440,815
	1,350	Ecuador Government International Bond	9.50	03/27/30	394,875
		Total Ecuador			835,690
		Egypt (0.6%)
EUR	2,800	Egypt Government International Bond (a)	4.75	04/16/26	2,622,964
	1,300	Egypt Government International Bond (a)	6.375	04/11/31	1,201,256
	$1,000	Egypt Government International Bond (a)	8.15	11/20/59	876,080
		Total Egypt			4,700,300
		El Salvador (0.2%)
	2,000	El Salvador Government International Bond (a)(c)	7.125	01/20/50	1,540,000

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Ghana (0.4%)
	$2,200	Ghana Government International Bond	8.627%	06/16/49	$1,670,955
	2,100	Ghana Government International Bond (a)	8.95	03/26/51	1,604,150
		Total Ghana			3,275,105
		Greece (0.8%)
EUR	3,970	Hellenic Republic Government Bond (a)	3.375	02/15/25	4,671,496
	1,800	Hellenic Republic Government Bond (a)	3.45	04/02/24	2,103,765
		Total Greece			6,775,261
		Indonesia (1.8%)
	1,500	Indonesia Government International Bond	1.45	09/18/26	1,536,354
	3,100	Indonesia Government International Bond	1.75	04/24/25	3,278,435
	$1,000	Indonesia Government International Bond	4.20	10/15/50	1,004,966
IDR	54,995,000	Indonesia Treasury Bond	7.00	09/15/30	3,493,809
	15,807,000	Indonesia Treasury Bond	8.25	05/15/29	1,081,783
	41,240,000	Indonesia Treasury Bond	8.375	03/15/34	2,813,330
	$1,400	Perusahaan Listrik Negara PT (a)	6.25	01/25/49	1,541,540
		Total Indonesia			14,750,217
		Jamaica (0.2%)
	1,700	Jamaica Government International Bond	8.00	03/15/39	1,812,370
		Mexico (2.6%)
MXN	71,000	Mexican Bonos	8.50	05/31/29	3,328,613
	79,000	Mexican Bonos,	7.50	06/03/27	3,521,320
	230,000	Mexican Bonos,	10.00	12/05/24	11,257,603
	$2,800	Petroleos Mexicanos (a)	6.49	01/23/27	2,290,540
	400	Petroleos Mexicanos (a)	6.95	01/28/60	282,004
	700	Petroleos Mexicanos	7.69	01/23/50	518,000
		Total Mexico			21,198,080
		New Zealand (0.6%)
NZD	4,400	New Zealand Government Bond	1.50	05/15/31	2,871,018
	2,800	New Zealand Government Bond	3.00	04/20/29	2,054,470
		Total New Zealand			4,925,488
		Nigeria (0.6%)
	$1,700	Africa Finance Corp. (a)	4.375	04/17/26	1,715,861

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$4,000	Nigeria Government International Bond (a)	9.248%	01/21/49	$3,283,184
		Total Nigeria			4,999,045
		Norway (0.1%)
NOK	8,000	Norway Government Bond (a)	1.375	08/19/30	839,832
		Peru (0.2%)
PEN	4,840	Peruvian Government International Bond (a)	5.35	08/12/40	1,367,845
		Qatar (0.5%)
	$400	Qatar Government International Bond (a)(c)	3.75	04/16/30	437,604
	2,700	Qatar Government International Bond	5.103	04/23/48	3,375,000
		Total Qatar			3,812,604
		Russia (1.6%)
RUB	71,000	Russian Federal Bond - OFZ	6.90	05/23/29	1,022,843
	613,000	Russian Federal Bond - OFZ	7.95	10/07/26	9,246,932
	$2,200	Russian Foreign Bond - Eurobond	5.625	04/04/42	2,803,636
		Total Russia			13,073,411
		Senegal (0.4%)
	3,400	Senegal Government International Bond	6.25	05/23/33	2,994,397
		South Africa (1.0%)
	1,700	Eskom Holdings SOC Ltd.	7.125	02/11/25	1,253,750
ZAR	151,000	Republic of South Africa Government Bond	8.00	01/31/30	7,003,646
		Total South Africa			8,257,396
		Spain (1.0%)
EUR	7,400	Spain Government Bond (a)	1.25	10/31/30	8,486,977
		Supernational (0.3%)
	$2,600	Banque Ouest Africaine de Developpement (a)	4.70	10/22/31	2,355,496
		Ukraine (0.6%)
EUR	1,800	Ukraine Government International Bond (a)	6.75	06/20/26	1,754,194
	$3,000	Ukraine Government International Bond (a)	9.75	11/01/28	2,949,819
		Total Ukraine			4,704,013
		Total Sovereign (Cost $150,753,903)			142,821,767

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Agency Fixed Rate Mortgages (0.0%)
	$1	Federal Home Loan Mortgage Corporation, Gold Pool:	6.50%		10/01/32	$794
		Federal National Mortgage Association,
		Conventional Pools:
		33	6.50		05/01/28 - 09/01/32	36,450
		4	7.00		07/01/31 - 11/01/32	3,952
		Government National Mortgage Association,
		Various Pools:
		8	7.50		07/20/25	8,846
		30	8.00		02/15/22 - 05/15/30	33,134
		Total Agency Fixed Rate Mortgages (Cost $76,793)				83,176
		Asset-Backed Securities (16.4%)
	621	Aaset Trust (a)	3.844		05/15/39	515,761
	1,043	ABFC Trust, 1 Month USD LIBOR + 1.05%	1.537	(j)	08/25/33	982,529
	1,324	Accredited Mortgage Loan Trust, 1 Month USD LIBOR + 0.60%	1.087	(j)	04/25/34	1,268,215
	864	American Credit Acceptance Receivables Trust (a)	3.80		09/12/25	800,076
	1,000	American Homes 4 Rent (a)	5.885		04/17/52	985,907
	1,500	American Homes 4 Rent Trust (a)	6.231		10/17/36	1,512,893
	2,449	AMSR Trust (a)	3.867	(j)	01/19/39	1,842,252
	1,400	Aqua Finance Trust (a)	3.47		07/16/40	1,416,139
	137	Asset-Backed Securities Corp. Home Equity Loan Trust, 1 Month USD LIBOR + 0.19%	0.677	(j)	03/25/36	133,021
		Avant Loans Funding Trust
	700	(a)	3.15		10/15/26	580,070
	1,075	(a)	5.00		11/17/25	1,034,678
		Bear Stearns Asset-Backed Securities Trust
	25	1 Month USD LIBOR + 0.32%	0.807	(j)	01/25/47	25,339
		544	4.188	(j)	07/25/36	528,379
	931	Business Loan Express Business Loan Trust, 1 Month USD LIBOR + 0.40% (a)	1.118	(j)	10/20/40	744,982
	1,000	Carnow Auto Receivables Trust (a)	3.36		06/17/24	986,058
		Cascade Funding Mortgage Trust
	1,200	(a)	3.405	(j)	04/25/30	1,212,000
	1,800	(a)	7.302	(j)	04/25/30	1,836,000
	1,550	Cascade MH Asset Trust (a)	4.00	(j)	11/25/44	1,588,492
EUR	213	Chapel B.V., 3 Month EURIBOR + 2.70% (Netherlands)	2.289	(j)	11/17/64	2,912

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$1,245	Chase Funding Loan Acquisition Trust	5.50%		08/25/34	$1,253,439
451	CIM Small Business Loan Trust, 1 Month USD LIBOR + 1.40% (a)	2.118	(j)	03/20/43	437,978
800	Citigroup Mortgage Loan Trust, Inc., 1 Month USD LIBOR + 2.00% (a)	2.487	(j)	07/25/44	790,989
817	CLUB Credit Trust (a)	5.02		09/15/23	796,815
	Conn's Receivables Funding LLC
1,200	(a)	3.62		06/17/24	1,016,887
3,500	(a)	4.60		06/17/24	2,047,419
2,326	(a)	5.29		10/16/23	1,363,510
495	(a)	5.95		11/15/22	494,429
	Consumer Loan Underlying Bond Credit Trust
2,250	(a)	3.48		12/15/26	1,914,208
2,500	(a)	4.41		10/15/26	1,654,863
1,031	(a)	5.21		07/15/25	761,795
1,500	CWABS Asset-Backed Certificates Trust, 1 Month USD LIBOR + 1.58%	2.062	(j)	03/25/35	1,294,126
2,249	Diamond Resorts Owner Trust (a)	4.02		02/20/32	2,106,726
	DT Auto Owner Trust
600	(a)	4.94		02/17/26	463,352
1,100	(a)	5.33		11/17/25	924,466
1,200	(a)	5.42		03/17/25	1,206,275
498	EMC Mortgage Loan Trust, 1 Month USD LIBOR + 1.50% (a)	1.987	(j)	11/25/30	484,746
	Exeter Automobile Receivables Trust
2,000	(a)	4.00		08/17/26	1,479,579
750	(a)	5.20		01/15/26	613,610
600	(a)	5.38		07/15/25	576,679
600	(a)	5.43		08/15/24	580,634
	Finance of America HECM Buyout
2,200	(a)	3.50		12/27/49	2,178,000
1,695	(a)	4.048	(j)	02/25/30	1,695,000
3,000	(a)	6.00	(j)	02/25/30	2,100,000
2,200	Finance of America Structured Securities Trust (a)	5.682	(j)	04/25/29	1,760,000
700	First Investors Auto Owner Trust (a)	5.36		01/15/25	699,588
	Flagship Credit Auto Trust
500	(a)	5.10		05/15/25	468,754
805	(a)	5.28		12/15/25	575,684
1,300	FREED ABS Trust (a)	3.19		11/18/26	1,160,433

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$1,280	GAIA Aviation Ltd. (Cayman Islands) (a)	7.00%		12/15/44	$602,597
		GLS Auto Receivables Issuer Trust
	700	(a)	3.84		05/15/26	646,141
	550	(a)	4.94		12/15/25	552,118
	1,250	GLS Auto Receivables Trust (a)	5.02		01/15/25	1,182,913
		GSAA Home Equity Trust
	200	1 Month USD LIBOR + 1.88%	2.362	(j)	12/25/34	188,267
		467	6.002		11/25/36	250,748
	1,400	Home Partners of America Trust, 1 Month USD LIBOR + 2.35% (a)	3.101	(j)	07/17/37	1,098,030
	450	InSite Issuer LLC (a)	6.414		11/15/46	454,212
		Invitation Homes Trust
	1,500	1 Month USD LIBOR + 2.00% (a)	2.751	(j)	07/17/37	1,383,326
	2,000	1 Month USD LIBOR + 2.00% (a)	2.814	(j)	06/17/37	1,846,573
	88	1 Month USD LIBOR + 2.25% (a)	3.001	(j)	07/17/37	77,770
	258	JOL Air Ltd. (Cayman Islands) (a)	4.948		04/15/44	150,164
	329	MASTR Specialized Loan Trust, 1 Month USD LIBOR + 0.35% (a)	0.837	(j)	05/25/37	281,143
	623	METAL LLC (Cayman Islands) (a)	4.581		10/15/42	449,729
	1,976	MFA LLC (a)	4.164		07/25/48	1,804,145
		Nationstar HECM Loan Trust
	700	(a)	5.06	(j)	07/25/28	659,568
	3,610	(a)	5.682	(j)	11/25/29	3,236,040
	2,500	(a)	5.804	(j)	06/25/29	1,950,000
	3,200	(a)	6.00	(j)	11/25/28	2,641,376
	248	Nationstar Home Equity Loan Trust, 1 Month USD LIBOR + 0.25%	0.737	(j)	04/25/37	244,955
	2,341	New Residential Advance Receivables Trust (a)	4.39		08/15/53	2,191,787
	491	New Residential Mortgage LLC (a)	4.69		05/25/23	487,836
		Newday Funding PLC
GBP	800	1 Month GBP LIBOR + 2.40% (United Kingdom) (a)	2.656	(j)	12/15/26	994,603
	1,000	1 Month GBP SONIA + 3.00% (United Kingdom) (a)	3.155	(j)	09/15/27	1,214,659
	$952	Newtek Small Business Loan Trust, 1 Month USD LIBOR + 1.70% (a)	2.187	(j)	02/25/44	928,243
		NRZ Excess Spread-Collateralized Notes
	541	(a)	4.374		01/25/23	522,726
	907	(a)	4.593		02/25/23	913,883
	2,828	Oakwood Mortgage Investors, Inc.	7.405	(j)	06/15/31	739,306
	500	OnDeck Asset Securitization Trust LLC (a)	4.52		04/18/22	105,000

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$1,123	Ownit Mortgage Loan Trust, 1 Month USD LIBOR + 0.27%	0.757	(j)%	03/25/37	$1,013,772
		PNMAC GMSR Issuer Trust
	1,500	1 Month USD LIBOR + 2.35% (a)	2.837	(j)	04/25/23	1,255,236
	2,007	1 Month USD LIBOR + 2.65% (a)	3.137	(j)	08/25/25	1,667,863
	1,000	1 Month USD LIBOR + 2.85% (a)	3.337	(j)	02/25/23	839,472
		Progress Residential Trust
	1,100	(a)	4.38		03/17/35	1,073,448
	1,200	(a)	4.778		03/17/35	1,098,446
	800	(a)	4.836		12/17/34	740,378
	550	(a)	4.953		08/17/35	505,353
	1,000	(a)	5.35		08/17/34	946,980
	1,200	(a)	5.368		10/17/35	1,125,984
	703	Prosper Marketplace Issuance Trust (a)	4.87		06/17/24	694,460
		PRPM LLC
	1,149	(a)	3.351		11/25/24	1,072,415
	314	(a)	3.75	(j)	04/25/23	301,703
	1,317	(a)	3.967		04/25/24	1,226,971
	2,556	Raptor Aircraft Finance I LLC (a)	4.213		08/23/44	2,013,581
		RCO V Mortgage LLC
	2,108	(a)	3.475		11/25/24	2,056,347
	851	(a)	4.458		10/25/23	825,476
	894	ReadyCap Lending Small Business Loan Trust, 1 Month USD LIBOR + 0.50% (a)	2.75	(j)	12/27/44	821,518
	2,000	RMF Buyout Issuance Trust (a)	6.00	(j)	11/25/28	1,802,920
	2,544	SFS Asset Securitization LLC (a)	4.238		06/10/25	2,517,854
		Skopos Auto Receivables Trust
	900	(a)	3.63		09/16/24	806,285
	2,500	(a)	4.77		04/17/23	2,401,301
EUR	2,600	SLM Student Loan Trust, 3 Month EURIBOR + 0.55% (United States)	0.389		01/25/40	2,498,447
	$547	Sprite Ltd. (a)	6.90		12/15/37	254,207
	2,682	Stanwich Mortgage Loan Trust (a)	3.475		11/16/24	2,663,365
	1,549	START Ireland (Bermuda) (a)	4.089		03/15/44	1,227,060
	1,097	Start Ltd. (Bermuda) (a)	4.089		05/15/43	889,354
		Tricon American Homes Trust
	1,000	(a)	4.216		01/17/36	953,711
	2,500	(a)	5.104		01/17/36	2,338,129
	700	(a)	5.151		09/17/34	660,005
	1,114	(a)	5.769		11/17/33	1,086,378

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$979	Truman Capital Mortgage Loan Trust, 1 Month USD LIBOR + 0.26% (a)	0.747	(j)%	03/25/36	$950,055
800	United Auto Credit Securitization Trust (a)	4.29		08/12/24	620,856
1,500	Upgrade Receivables Trust (a)	5.17		11/15/24	1,382,095
	Upstart Securitization Trust
2,200	(a)	3.734		09/20/29	1,856,006
2,050	(a)	3.829		01/21/30	1,794,458
1,008	(a)	5.59		03/20/25	938,335
1,089	VCAT LLC (a)	3.573		11/25/49	1,062,832
	Vericrest Opportunity Loan Trust
1,634	(a)	2.981		02/25/50	1,489,221
1,581	(a)	3.179		10/25/49	1,387,144
1,700	(a)	3.352		09/25/49	1,541,776
	Veros Automobile Receivables Trust
546	(a)	3.98		04/17/23	544,294
1,000	(a)	5.74		08/15/25	1,006,083
857	VOLT LXXXIV LLC (a)	3.426		12/27/49	807,389
1,851	VOLT LXXXV LLC (a)	3.228		01/25/50	1,710,509
	Total Asset-Backed Securities (Cost $152,938,800)				135,163,017
	Collateralized Mortgage Obligations - Agency Collateral Series (0.1%)
	Federal Home Loan Mortgage Corporation
219	1 Month USD LIBOR + 5.05%	6.043	(j)	07/25/23	200,436
102	1 Month USD LIBOR + 5.25% (a)	6.243	(j)	07/25/26	104,035
	Federal National Mortgage Association,
	IO REMIC
	707	1.895	(j)	03/25/44	37,432
	1,189	2.24	(j)	10/25/39	54,440
456	6.55% - 1 Month USD LIBOR	6.063	(k)	08/25/41	51,852
1,430	Government National Mortgage Association, IO, 6.25% - 1 Month USD LIBOR	5.532	(k)	12/20/42	291,113
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $438,123)				739,308
	Commercial Mortgage-Backed Securities (3.2%)
1,200	BAMLL Commercial Mortgage Securities Trust, 1 Month USD LIBOR + 3.20% (a)	4.014	(j)	03/15/34	815,895
681	BX Trust, 1 Month USD LIBOR + 1.975% (a)	2.789	(j)	09/15/37	526,978

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$761	CG-CCRE Commercial Mortgage Trust,
	1 Month USD LIBOR + 1.854% (a)	2.668	(j)%	11/15/31	$760,548
900	Citigroup Commercial Mortgage Trust (a)	3.62		12/10/41	721,770
	COMM Mortgage Trust
1,300	(a)	3.513	(j)	08/15/57	987,274
1,000	(a)	3.577	(j)	08/10/29	895,001
225	(a)	4.228	(j)	03/10/46	188,024
	300	4.771	(j)	02/10/47	249,505
139	(a)	4.882	(j)	07/15/47	109,100
473	(a)	5.051	(j)	11/10/46	287,311
	Commercial Mortgage Pass-Through Certificates
335	(a)	4.771	(j)	02/10/47	278,614
	IO
	3,447	0.735	(j)	02/10/47	66,490
1,202	COOF Securitization Trust, IO (a)	2.62	(j)	10/25/40	72,894
8,674	COOF Securitization Trust II, IO (a)	2.099	(j)	08/25/41	570,454
31,675	GS Mortgage Securities Corp. II, IO (a)	0.61	(j)	10/10/32	337,063
1,000	GS Mortgage Securities Trust (a)	4.662	(j)	11/10/47	390,212
1,229	HPLY Trust, 1 Month USD LIBOR + 2.35% (a)	3.164	(j)	11/15/36	1,029,839
443	InTown Hotel Portfolio Trust, 1 Month USD LIBOR + 2.05% (a)	2.864	(j)	01/15/33	384,928
2,000	Jackson Park Trust LIC (a)	3.242	(j)	10/14/39	1,792,938
4,394	JP Morgan Chase Commercial Mortgage Securities Trust, IO	1.093	(j)	07/15/47	95,799
	JPMBB Commercial Mortgage Securities Trust
600	(a)	3.945	(j)	02/15/48	435,426
136	(a)	4.122	(j)	09/15/47	102,235
405	(a)	4.834	(j)	04/15/47	321,671
468	(a)	10.978		08/15/48	465,078
	IO
	3,350	1.159	(j)	08/15/47	106,608
	KGS-Alpha SBA COOF Trust,
	IO
748	(a)	1.95	(j)	07/25/41	93,505
1,066	(a)	3.325	(j)	04/25/40	66,452
1,000	MKT 2020-525M Mortgage Trust (a)	2.941	(j)	02/12/40	844,544
2,200	Morgan Stanley Capital I Trust, 1 Month USD LIBOR + 2.244% (a) (see Note 7)	3.744	(j)	12/15/36	1,918,094

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$2,599	Multifamily Connecticut Avenue Securities Trust, 1 Month USD LIBOR + 1.95% (a)	2.437	(j)%	03/25/50	$2,250,858
		Natixis Commercial Mortgage Securities Trust
	1,500	(a)	4.272	(j)	05/15/39	1,289,210
	2,500	(a)	4.299		10/15/36	2,271,242
	2,000	(a)	4.556	(j)	02/15/39	1,806,149
	1,000	SG Commercial Mortgage Securities Trust (a)	4.66	(j)	02/15/41	928,520
	1,524	VMC Finance LLC, 2019-FL3, 1 Month USD LIBOR + 2.05% (a)	2.801	(j)	09/15/36	1,267,105
	900	Wells Fargo Commercial Mortgage Trust (a)	4.525	(j)	04/15/50	666,956
		WFRBS Commercial Mortgage Trust
	419	(a)	4.142	(j)	10/15/57	314,751
	541	(a)	5.201	(j)	09/15/46	448,265
		Total Commercial Mortgage-Backed Securities (Cost $30,032,228)				26,157,306
		Mortgages - Other (9.7%)
		Aggregator of Loans-Backed by Assets PLC
GBP	400		2.338		04/24/49	503,800
		1,000	2.938		04/24/49	1,259,500
		Alternative Loan Trust
	$148	1 Month USD LIBOR + 0.18%	0.667	(j)	05/25/47	122,146
	329	1 Month USD LIBOR + 0.50%	0.987	(j)	10/25/35	234,588
		161	3.201	(j)	10/25/35	138,381
		212	3.371	(j)	05/25/36	159,099
		84	3.833	(j)	08/25/35	76,965
		27	5.50		02/25/36	21,709
		397	6.00		04/25/36	249,639
		212	6.00		07/25/37	176,887
		PAC
		20	5.50		02/25/36	16,685
		61	6.00		04/25/36	42,952
	2,511	American Home Mortgage Investment Trust, IO	2.078		05/25/47	446,374
	140	Banc of America Alternative Loan Trust, 1 Month USD LIBOR + 0.65%	1.137	(j)	07/25/46	98,002
		Banc of America Funding Trust
		81	5.25		07/25/37	78,858
		879	5.50		09/25/35	924,359
		74	6.00		07/25/37	66,390

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
GBP	800	Banna RMBS DAC, 3 Month GBP SONIA Libor + 3.50% (Ireland)	4.141	(j)%	12/30/63	$667,188
	$119	BCAP LLC Trust (a)	3.636	(j)	03/26/37	95,854
		Bear Stearns Trust
		318	3.561	(j)	05/25/36	274,537
		67	3.672	(j)	05/25/47	59,405
		Cascade Funding Mortgage Trust
	1,573	(a)	2.80	(j)	06/25/69	1,576,697
	1,696	(a)	4.00	(j)	10/25/68	1,492,406
	400	(a)	5.804		06/25/48	347,577
	122	Chase Mortgage Finance Trust, 1 Month USD LIBOR + 0.60%	1.087	(j)	02/25/37	41,700
	83	ChaseFlex Trust	6.50		02/25/35	77,584
		CHL Mortgage Pass-Through Trust
		334	3.265	(j)	09/25/34	281,307
		246	5.50		05/25/34	254,196
		1,066	6.00		12/25/36	900,687
	124	Citigroup Mortgage Loan Trust	4.031	(j)	11/25/36	104,730
		CSFB Mortgage-Backed Pass-Through Certificates
		550	6.50		12/25/33	551,601
		431	7.50		10/25/32	456,832
		CSMC Mortgage-Backed Trust
		904	5.587	(j)	04/25/37	341,132
		1,834	6.50		05/25/36	807,242
EUR	1,733	Dssv Sarl, 3 Month EURIBOR + 3.00% (Spain)	3.00	(j)	10/15/24	1,708,873
	800	E-Mac de, 3 Month EURIBOR + 0.21% (Germany)	3.335	(j)	05/25/57	778,568
	1,655	E-MAC Program BV, 3 Month EURIBOR + 0.13% (Netherlands)	1.168	(j)	04/25/39	1,597,360
	497	EMF-NL Prime, 3 Month EURIBOR + 0.80% (Netherlands)	0.407	(j)	04/17/41	500,766
	1,068	Eurohome Mortgages PLC, 3 Month EURIBOR + 0.21% (Germany)	0.00	(j)	08/02/50	980,516
GBP	784	Eurosail PLC, 3 Month GBP LIBOR + 0.95% (United Kingdom)	1.456	(j)	06/13/45	904,706
		FMC GMSR Issuer Trust
	$2,200	(a)	4.23	(j)	09/25/24	1,741,691
	2,000	(a)	5.07	(j)	05/25/24	1,716,649
	1,462	GCAT Trust (a)	2.65	(j)	10/25/68	1,456,242

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$176	GreenPoint Mortgage Funding Trust, 1 Month USD LIBOR + 0.16%	0.647	(j)%	02/25/37	$174,842
EUR	1,091	Grifonas Finance PLC, 6 Month EURIBOR + 0.28% (Greece)	0.00	(j)	08/28/39	1,053,277
		GSR Mortgage Loan Trust
	$22		3.785	(j)	05/25/35	19,375
		127	3.909	(j)	03/25/37	102,377
		813	4.207	(j)	12/25/34	763,885
		1,608	5.50		03/25/35	1,637,519
	498	HarborView Mortgage Loan Trust	4.056	(j)	05/19/33	477,144
EUR	365	Hipocat 11 FTA, 3 Month EURIBOR + 0.13% (Spain)	0.00	(j)	01/15/50	346,998
	979	IM Pastor 4 FTA, 3 Month EURIBOR + 0.14% (Spain)	0.00	(j)	03/22/44	951,405
		Impac CMB Trust
	$88	1 Month USD LIBOR + 0.75%	1.237	(j)	04/25/35	75,401
	57	1 Month USD LIBOR + 0.78%	1.267	(j)	10/25/35	53,605
	206	JP Morgan Alternative Loan Trust	6.00		12/25/35	182,252
EUR	1,320	Lansdowne Mortgage Securities No. 2 PLC, 3 Month EURIBOR + 0.34% (Ireland)	0.00	(j)	09/16/48	1,219,920
		Lehman Mortgage Trust
	$110		5.50		02/25/36	84,596
		383	6.50		09/25/37	199,181
		LHOME Mortgage Trust
	1,200	(a)	3.868		07/25/24	1,124,124
	1,200	(a)	4.58		10/25/23	1,159,958
		Ludgate Funding PLC
EUR	1,183	3 Month EURIBOR + 0.42% (United Kingdom)	0.00	(j)	12/01/60	1,070,653
	1,101	3 Month EURIBOR + 0.85% (United Kingdom)	0.497	(j)	01/01/61	1,034,652
	629	3 Month EURIBOR + 1.10% (United Kingdom)	0.747	(j)	01/01/61	588,229
		Mansard Mortgages PLC
GBP	1,000	3 Month GBP LIBOR + 0.80% (United Kingdom)	1.287	(j)	12/15/49	1,095,042
	555	3 Month GBP LIBOR + 1.10% (United Kingdom)	1.768	(j)	10/15/48	600,061
	578	3 Month GBP LIBOR + 2.00% (United Kingdom)	2.487	(j)	12/15/49	677,084
		MASTR Adjustable Rate Mortgages Trust
	$404	(a)	3.786	(j)	11/25/35	296,583
		164	4.469	(j)	02/25/36	158,984
		MASTR Alternative Loan Trust
		1,009	5.50		02/25/35	1,024,927
		1,119	6.00		05/25/33	1,179,181

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$54	MASTR Asset Securitization Trust, 1 Month USD LIBOR + 6.00%	6.00	(j)%	06/25/36	$47,747
	1,631	Merrill Lynch Mortgage Investors Trust, IO (a)	2.148	(j)	02/25/36	103,436
GBP	1,200	Mortgage Funding PLC, 3 Month GBP LIBOR + 3.20% (United Kingdom)	3.706	(j)	03/13/46	1,391,153
	$306	MortgageIT Trust, 1 Month USD LIBOR + 0.45%	0.937	(j)	10/25/35	294,463
GBP	989	Newgate Funding PLC, 3 Month GBP LIBOR + 3.00% (United Kingdom)	3.487	(j)	12/15/50	1,135,062
		Nomura Asset Acceptance Corp. Alternative Loan Trust
	$197	1 Month USD LIBOR + 0.06%	0.547	(j)	10/25/36	156,376
		462	4.234	(j)	06/25/36	374,534
		2,046	5.755	(j)	06/25/36	856,963
GBP	1,000	Oncilla Mortgage Funding PLC, 3 Month GBP LIBOR + 1.90% (United Kingdom)	2.36	(j)	12/12/43	1,204,841
	901	Paragon Mortgages No. 13 PLC, 3 Month GBP LIBOR + 0.80% (United Kingdom)	1.468	(j)	01/15/39	957,376
	$1,692	PMC PLS ESR Issuer LLC (a)	5.069		11/25/24	1,595,639
	1,821	PRPM LLC (a)	3.50	(j)	10/25/24	1,665,530
		RALI Trust
		100	6.00		04/25/36	91,841
		136	6.00		08/25/36	123,405
		43	6.00		01/25/37	37,445
		PAC
		55	6.00		04/25/36	50,414
AUD	1,174	RedZed Trust, 1 Month BBSW + 1.95% (Australia)	2.147	(j)	03/09/56	754,568
		Reperforming Loan REMIC Trust
	$274	(a)	6.50		03/25/35	270,953
	324	(a)	7.50		11/25/34	327,969
	608	Residential Asset Securitization Trust	6.00		05/25/36	578,064
EUR	829	ResLoC UK PLC, 3 Month EURIBOR + 0.45% (United Kingdom)	0.00	(j)	12/15/43	736,739
	$589	RFMSI Trust	6.00		07/25/36	521,067
GBP	716	RMAC Securities No. 1 PLC, 3 Month GBP LIBOR + 0.47% (United Kingdom)	0.93	(j)	06/12/44	783,149
	$1,100	RMF Buyout Issuance Trust (a)	4.23	(j)	07/25/29	988,471
GBP	1,200	Rochester Financing No 2 PLC, 3 Month GBP LIBOR + 3.25% (United Kingdom)	3.763	(j)	06/18/45	1,425,634

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Seasoned Credit Risk Transfer Trust
	$1,600	(a)	3.75	(j)%	09/25/55	$1,249,038
	2,600	(a)	4.25	(j)	08/25/59	1,852,166
	1,200	(a)	4.50	(j)	02/25/59	879,688
		2,500	4.75	(j)	10/25/58	1,902,710
	2,000	Seasoned Loans Structured Transaction	3.00	(j)	04/25/58	1,960,221
	344	Sequoia Mortgage Trust, 1 Month USD LIBOR + 0.62%	1.338	(j)	07/20/33	315,248
	1,000	SG Commercial Mortgage Securities Trust (a)	3.593	(j)	09/15/39	923,448
	2,429	Silver Hill Trust (a)	3.102	(j)	11/25/49	2,419,485
	131	STARM Mortgage Loan Trust	4.164	(j)	10/25/37	112,319
		Structured Adjustable Rate Mortgage Loan Trust
		462	2.358	(j)	11/25/34	392,808
		694	3.815	(j)	02/25/35	620,276
	872	Structured Asset Mortgage Investments II Trust	1.899	(j)	04/19/35	752,624
	1,703	Structured Asset Securities Corp., IO (a)	3.692	(j)	07/25/35	274,526
	1,868	Structured Asset Securities Corp. Reverse Mortgage Loan Trust, 1 Month USD LIBOR + 1.85% (a)	2.337	(j)	05/25/47	1,457,090
EUR	2,000	TDA 27 FTA, 3 Month EURIBOR + 0.19% (Spain)	0.00	(j)	12/28/50	1,703,066
	$1,400	Toorak Mortgage Corp. Ltd.	3.721		09/25/22	1,284,907
GBP	800	Trinity Square PLC, 3 Month GBP LIBOR + 3.40% (United Kingdom)	4.068	(j)	07/15/51	953,439
	$993	Verus Securitization Trust (a)	3.504	(j)	12/25/59	987,704
GBP	1,500	Warwick Finance Residential Mortgages No 1 PLC, 3 Month GBP LIBOR + 2.20% (United Kingdom)	2.722	(j)	09/21/49	1,872,424
	$311	Wells Fargo Alternative Loan Trust	4.693	(j)	07/25/37	272,290
		Total Mortgages - Other (Cost $87,464,998)				80,341,951
		U.S. Treasury Securities (2.4%)
		U.S. Treasury Bonds
		1,200	2.50		05/15/46	1,526,297
		7,100	3.125		05/15/48	10,208,746
	2,520	(c)	4.25		11/15/40	3,984,553
	3,800	U.S. Treasury Note	1.75		04/30/22	3,918,156
		Total U.S. Treasury Securities (Cost $17,424,531)				19,637,752
		Senior Loan Interests (1.9%)
	1,469	American Airlines, Inc., Term Loan B, 1 Month LIBOR + 2.00%	2.44	(j)	04/28/23	1,149,267

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ April 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$1,218	Associated Asphalt Partners LLC, Term Loan B, Month LIBOR + 5.25%%	6.25	(j)%	04/05/24	$879,844
	1,148	BJ's Wholesale Club, Inc., Term Loan, 1 Month LIBOR + 2.25%	3.08	(j)	02/03/24	1,120,139
	925	Dell International LLC, Term Loan A6, 1 Month LIBOR + 1.75%	2.32	(j)	03/13/24	897,712
	497	Forest City Enterprises, L.P., Term Loan B, 1 Month LIBOR + 3.50%	3.90	(j)	12/08/25	456,439
	1,031	Garda World Security Corp., Term Loan B, 3 Month LIBOR + 4.75% (Canada)	6.39	(j)	10/30/26	1,000,484
	1,204	Hearthside Food Solutions LLC, Term Loan B, 1 Month LIBOR + 3.69%	4.09	(j)	05/23/25	1,115,233
EUR	982	Ineos Finance PLC, Term Loan B, 1 EURIBOR + 2.00% (Luxembourg)	2.50	(j)	04/01/24	1,039,972
	$1,222	Navistar International Corp., Term Loan B, 1 Month LIBOR + 3.50%	4.22	(j)	11/06/24	1,115,920
	884	NCI Building Systems, Inc., Term Loan, 1 Month LIBOR + 3.75%	4.58	(j)	04/12/25	766,534
	744	Party City Holdings, Inc., Term Loan B, 1 Month LIBOR + 2.50%	4.10	(j)	08/19/22	378,407
	1,474	Playa Resorts Holding BV, 2017 Term Loan B, 1 Month LIBOR + 2.75%	3.75	(j)	04/29/24	1,201,848
	1,380	Reynolds Group Holdings, Inc., Term Loan, 1 Month LIBOR + 2.75%	3.15	(j)	02/05/23	1,320,019
	333	SAExploration Holdings, Inc., Term Loan,	12.50	(j)	01/04/21	283,333
	760	Scientific Games International, Inc., Term Loan B5, 1 Month LIBOR + 2.75%	3.61	(j)	08/14/24	632,181
	860	Shape Technologies Group, Inc., Term Loan, 3 Month LIBOR + 3.00%	4.04	(j)	04/21/25	545,902
	1,222	Surgery Center Holdings, Inc., Term Loan B, 1 Month LIBOR + 3.25%	4.25	(j)	09/02/24	1,096,570
	781	Titan Acquisition Ltd., Term Loan B, 1 Month LIBOR + 3.00% (Canada)	4.45	(j)	03/28/25	691,328
		Total Senior Loan Interests (Cost $18,181,831)				15,691,132

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ April 30, 2020 (unaudited) continued

NUMBER OF SHARES		COUPON RATE	MATURITY DATE	VALUE
	Investment Company (1.4%)
92,800	iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $11,053,247)			$11,986,976
PRINCIPAL AMOUNT (000)
	Short-Term Investments (14.2%)
	Corporate Bonds (0.7%)
	Germany (0.2%)
$1,765	Daimler Finance North America LLC (a)	3.10%	05/04/20	1,769,095
	United Kingdom (0.2%)
1,500	HSBC Holdings PLC	3.40	03/08/21	1,526,692
	United States (0.3%)
2,550	Discover Bank	3.10	06/04/20	2,555,737
	Total Corporate Bonds (Cost $5,818,367)			5,851,524
	U.S. Treasury Securities (3.9%)
	U.S. Treasury Bills
4,050	(l)(m)	1.534	07/30/20	4,049,140
14,000	(l)(m)	0.102	07/16/20	13,997,451
14,500	U.S. Treasury Note (c)	1.50	06/15/20	14,504,194
	Total U.S. Treasury Securities (Cost $32,536,001)			32,550,785
NUMBER OF SHARES (000)
	Securities held as Collateral on Loaned Securities (2.8%)
	Investment Company (2.8%)
23,366	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 7) (Cost $23,365,718)			23,365,718

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ April 30, 2020 (unaudited) continued

NUMBER OF SHARES (000)			VALUE
	Investment Company (6.8%)
56,387	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 7) (Cost $56,387,487)		$56,387,487
Total Short-Term Investments (Cost $118,107,573)			118,155,514
Total Investments (Cost $899,119,491) (n)(o)		102.8%	849,881,221
Liabilities in Excess of Other Assets		(2.8)	(23,121,749)
Net Assets		100.0%	$826,759,472

    Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

  BBSW  Australia's Bank Bill Swap.

  ETF  Exchange Traded Fund.

  EURIBOR  Euro Interbank Offered Rate.

  ICE  Intercontinental Exchange.

  IO  Interest Only.

  LIBOR  London Interbank Offered Rate.

  MTN  Medium Term Note.

  OFZ  Obilgatsyi Federal'novo Zaima (Russian Federal Loan Obligation).

  PAC  Planned Amortization Class.

  PRIME  Daily U.S. Prime Rate.

  REMIC  Real Estate Mortgage Investment Conduit.

  SONIA  Sterling Overnight Interbank Average Rate.

  (a)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (b)  Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of April 30, 2020.

  (c)  All or a portion of this security was on loan at April 30, 2020.

  (d)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

  (e)  Issuer in bankruptcy.

  (f)  Non-income producing security; bond in default.

  (g)  Acquired through exchange offer.

  (h)  At April 30, 2020, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (i)  Capital appreciation bond.

  (j)  Floating or variable rate securities: The rates disclosed are as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

  (k)  Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at April 30, 2020.

  (l)  Rate shown is the yield to maturity at April 30, 2020.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ April 30, 2020 (unaudited) continued

  (m)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

  (n)  Securities are available for collateral in connection with purchase of open foreign currency forward exchange contracts, futures contracts and swap agreements.

  (o)  At April 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $34,945,696 and the aggregate gross unrealized depreciation is $68,279,138, resulting in net unrealized depreciation of $33,333,442.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at April 30, 2020:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International		$3,615,495	ZAR	65,548,923	05/04/20	$(79,096)
Bank of America NA		$3,599,432	ZAR	66,661,849	05/05/20	(2,991)
BNP Paribas SA		$279,575	NZD	455,549	05/05/20	(121)
Barclays Bank PLC		$3,633,266	MXN	87,350,484	05/06/20	(9,540)
Bank of America NA	EUR	59,624,402		$68,102,992	06/10/20	2,717,748
Bank of America NA	HUF	348,847,771		$1,189,266	06/10/20	105,346
Bank of America NA	MXN	111,818,220		$4,474,357	06/10/20	(137,948)
Bank of America NA	MXN	42,739,774		$1,790,169	06/10/20	27,229
Bank of America NA	NOK	2,895,812		$272,044	06/10/20	(10,664)
Bank of America NA		$1,131,106	AUD	1,737,500	06/10/20	1,271
Bank of America NA		$1,145,615	AUD	1,737,500	06/10/20	(13,239)
Bank of America NA		$987,103	HUF	310,606,800	06/10/20	(22,003)
Bank of America NA		$1,156,980	PLN	4,373,500	06/10/20	(103,131)
Bank of America NA	ZAR	66,661,849		$3,585,345	06/10/20	2,566
Barclays Bank PLC	AUD	7,887,330		$4,636,370	06/10/20	(504,020)
Barclays Bank PLC	GBP	19,710,881		$25,836,727	06/10/20	1,007,218
Barclays Bank PLC	JPY	210,509,215	AUD	3,240,000	06/10/20	149,111
Barclays Bank PLC	MXN	87,350,484		$3,612,331	06/10/20	9,277
Barclays Bank PLC	MXN	4,737,642		$199,197	06/10/20	3,778
Barclays Bank PLC	NZD	650,392		$391,153	06/10/20	(7,731)
Barclays Bank PLC	RUB	183,000,000		$2,355,485	06/10/20	(97,201)
Barclays Bank PLC		$1,965,514	AUD	3,240,000	06/10/20	146,084
Barclays Bank PLC		$126,943	GBP	101,934	06/10/20	1,462
Barclays Bank PLC		$1,150,870	PLN	4,373,500	06/10/20	(97,021)
BNP Paribas SA	EUR	6,783,588		$7,357,376	06/10/20	(81,635)
BNP Paribas SA	GBP	705,000		$911,140	06/10/20	23,061
BNP Paribas SA	IDR	179,749,209,451		$12,213,713	06/10/20	186,747
BNP Paribas SA	IDR	3,213,792,000		$201,176	06/10/20	(13,858)
BNP Paribas SA	IDR	3,149,430,000		$199,016	06/10/20	(11,711)
BNP Paribas SA	NZD	455,549		$279,510	06/10/20	123
BNP Paribas SA	RUB	137,000,000		$2,035,734	06/10/20	199,570

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ April 30, 2020 (unaudited) continued

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
BNP Paribas SA	RUB	381,182,000		$5,664,125	06/10/20	$555,273
BNP Paribas SA		$1,220,264	AUD	2,036,968	06/10/20	107,284
BNP Paribas SA		$3,156,695	IDR	51,564,619,191	06/10/20	293,478
BNP Paribas SA		$1,021,635	RUB	80,405,000	06/10/20	56,006
Canadian Imperial Bank of Commerce	EUR	1,425,000		$1,576,320	06/10/20	13,638
Citibank NA	AUD	41,460,422		$27,626,323	06/10/20	605,424
Citibank NA		$5,884,631	AUD	9,340,120	06/10/20	202,583
Citibank NA		$1,135,745	CAD	1,564,500	06/10/20	(11,707)
Citibank NA		$1,727,306	MXN	43,400,348	06/10/20	62,882
Citibank NA		$2,713,716	MXN	57,299,422	06/10/20	(350,216)
Goldman Sachs International	BRL	67,311,567		$14,488,381	06/10/20	2,146,660
Goldman Sachs International	BRL	4,350,000		$815,722	06/10/20	18,140
Goldman Sachs International	MXN	288,393,219		$13,638,515	06/10/20	1,742,802
Goldman Sachs International	PEN	6,750,000		$1,945,974	06/10/20	(49,087)
Goldman Sachs International		$1,356,685	BRL	6,840,000	06/10/20	(102,556)
Goldman Sachs International		$1,765,421	MXN	41,259,020	06/10/20	(63,559)
Goldman Sachs International	ZAR	65,548,923		$3,601,510	06/10/20	78,546
HSBC Bank PLC	CNH	14,577,000		$2,057,715	06/10/20	99
HSBC Bank PLC		$18,047	JPY	1,876,512	06/10/20	(553)
JPMorgan Chase Bank NA	BRL	7,570,694		$1,326,330	06/10/20	(61,773)
JPMorgan Chase Bank NA	BRL	1,554,280		$294,857	06/10/20	9,876
JPMorgan Chase Bank NA	BRL	1,049,309		$200,844	06/10/20	8,451
JPMorgan Chase Bank NA	BRL	1,633,265		$313,999	06/10/20	14,536
JPMorgan Chase Bank NA	BRL	1,035,870		$203,595	06/10/20	13,666
JPMorgan Chase Bank NA	BRL	1,626,707		$309,142	06/10/20	10,882
JPMorgan Chase Bank NA	CHF	8,935,059	EUR	8,418,000	06/10/20	(34,562)
JPMorgan Chase Bank NA	CHF	1,357,595		$1,473,401	06/10/20	65,538
JPMorgan Chase Bank NA	EUR	138,246		$152,151	06/10/20	548
JPMorgan Chase Bank NA	EUR	74,210		$81,510	06/10/20	130
JPMorgan Chase Bank NA	EUR	2,945,000		$3,217,893	06/10/20	(11,650)
JPMorgan Chase Bank NA	NOK	5,581,485		$524,179	06/10/20	(20,724)
JPMorgan Chase Bank NA	NZD	315,141		$190,349	06/10/20	(2,926)
JPMorgan Chase Bank NA	NZD	909,729		$541,622	06/10/20	(16,313)
JPMorgan Chase Bank NA	NZD	2,001,984		$1,203,723	06/10/20	(24,089)
JPMorgan Chase Bank NA	SEK	51,216,500		$5,456,436	06/10/20	204,799
JPMorgan Chase Bank NA		$620,510	AUD	947,340	06/10/20	(3,102)
JPMorgan Chase Bank NA		$3,385,835	AUD	5,290,657	06/10/20	62,232
JPMorgan Chase Bank NA		$381,008	AUD	594,871	06/10/20	6,686
JPMorgan Chase Bank NA		$2,571,618	AUD	4,225,860	06/10/20	182,492
JPMorgan Chase Bank NA		$706,265	AUD	1,219,140	06/10/20	88,282
JPMorgan Chase Bank NA		$3,530,362	BRL	19,179,398	06/10/20	(13,778)

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ April 30, 2020 (unaudited) continued

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Chase Bank NA		$4,325,395	BRL	23,830,766	06/10/20	$44,027
JPMorgan Chase Bank NA		$517,856	BRL	2,642,358	06/10/20	(33,374)
JPMorgan Chase Bank NA		$1,319,717	BRL	6,729,896	06/10/20	(85,776)
JPMorgan Chase Bank NA		$695,682	BRL	3,538,584	06/10/20	(46,874)
JPMorgan Chase Bank NA		$202,242	BRL	1,047,613	06/10/20	(10,160)
JPMorgan Chase Bank NA		$453,929	BRL	2,277,361	06/10/20	(36,370)
JPMorgan Chase Bank NA		$1,573,462	CHF	1,500,000	06/10/20	(17,921)
JPMorgan Chase Bank NA		$4,652,953	EUR	4,284,546	06/10/20	45,561
JPMorgan Chase Bank NA		$8,028,201	EUR	7,258,292	06/10/20	(68,621)
JPMorgan Chase Bank NA		$447,463	EUR	405,080	06/10/20	(3,245)
JPMorgan Chase Bank NA		$1,154,121	EUR	1,013,000	06/10/20	(43,246)
JPMorgan Chase Bank NA		$1,165,398	EUR	1,013,000	06/10/20	(54,523)
JPMorgan Chase Bank NA		$149,868	GBP	123,714	06/10/20	5,973
JPMorgan Chase Bank NA		$1,650,246	IDR	26,800,000,000	06/10/20	142,934
JPMorgan Chase Bank NA		$344,551	NZD	585,196	06/10/20	14,348
JPMorgan Chase Bank NA		$342,685	NZD	577,900	06/10/20	11,740
JPMorgan Chase Bank NA		$1,557,197	RUB	123,500,000	06/10/20	98,031
JPMorgan Chase Bank NA		$91,170	SEK	914,949	06/10/20	2,647
JPMorgan Chase Bank NA		$5,098,081	SEK	50,301,551	06/10/20	59,739
Royal Bank of Canada	EUR	1,500,000		$1,626,744	06/10/20	(18,184)
Royal Bank of Canada		$1,145,231	CAD	1,564,500	06/10/20	(21,193)
Royal Bank of Canada		$1,578,849	GBP	1,285,000	06/10/20	39,847
Royal Bank of Canada		$1,081,911	GBP	840,000	06/10/20	(23,775)
State Street Bank and Trust Co.	AUD	606,875		$399,599	06/10/20	4,082
State Street Bank and Trust Co.	EUR	59,624,402		$68,109,610	06/10/20	2,724,366
State Street Bank and Trust Co.		$355,600	AUD	580,265	06/10/20	22,575
State Street Bank and Trust Co.		$1,438,400	AUD	2,391,670	06/10/20	120,317
UBS AG	CAD	3,118,000		$2,210,261	06/10/20	(29,912)
UBS AG	EUR	8,000,000	CHF	8,465,680	06/10/20	6,190
UBS AG	JPY	469,199,000		$4,534,032	06/10/20	159,894
UBS AG	JPY	220,667,000		$2,048,951	06/10/20	(8,231)
UBS AG	MXN	53,525,001		$2,257,981	06/10/20	50,169
UBS AG	MXN	7,855,494		$327,941	06/10/20	3,915
UBS AG	MXN	30,628,081		$1,289,482	06/10/20	26,128
UBS AG	NZD	3,602,410		$2,290,423	06/10/20	81,074
UBS AG	NZD	1,082,673		$651,907	06/10/20	(12,094)
UBS AG		$7,933,604	EUR	7,300,000	06/10/20	71,714
UBS AG		$2,432,093	EUR	2,150,000	06/10/20	(74,362)
UBS AG		$2,068,701	JPY	220,418,000	06/10/20	(13,840)
UBS AG		$528,291	MXN	12,782,274	06/10/20	(1,044)
UBS AG		$602,451	MXN	14,852,229	06/10/20	10,178

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ April 30, 2020 (unaudited) continued

COUNTERPARTY	CONTRACTS TO DELIVER	IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Westpac Banking Corp.	$1,566,852	AUD	2,400,000	06/10/20	$(2,706)
Westpac Banking Corp.	$3,147,126	EUR	2,900,000	06/10/20	33,068
					$12,346,085

Futures Contracts:

The Fund had the following futures contracts open at April 30, 2020:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)		VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 2 yr. Note	189	Jun-20		$37,800	$41,661,211	$137,992
Australian 10 yr. Bond	106	Jun-20	AUD	10,600	10,281,709	(113,721)
U.S. Treasury Ultra Long Bond	35	Jun-20		$3,500	7,867,344	369,835
Short:
German Euro 30 yr. Bond	14	Jun-20	EUR	(1,400)	(3,362,943)	(175,435)
German Euro Bund	50	Jun-20		(5,000)	(9,557,452)	(90,380)
U.S. Treasury 5 yr. Note	100	Jun-20		$(10,000)	(12,548,438)	(1,818)
						$126,473

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at April 30, 2020:

SWAP COUNTERPARTY AND REFERENCE OBLIGATION	CREDIT RATING OF REFERENCE OBLIGATION†	BUY/SELL PROTECTION	PAY/ RECEIVE FIXED RATE	PAYMENT FREQUENCY	MATURITY DATE	NOTIONAL AMOUNT (000)	VALUE	UPFRONT PAYMENT (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. LLC* CDX.NA.HY.34	NR	Buy	5.00%	Quarterly	6/20/25	$14,610	$729,375	$582,681	$146,694
Morgan Stanley & Co. LLC* CDX.NA.HY.33	NR	Buy	5.00	Quarterly	12/20/24	26,534	1,395,711	(1,889,865)	3,285,576
						$41,144	$2,125,086	$(1,307,184)	$3,432,270

  †  Credit rating as issued by Standard & Poor's.

  *  Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.

  LIBOR  London Interbank Offered Rate.

  NR  Not rated.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ April 30, 2020 (unaudited) continued

Currency Abbreviations:

AUD  Australian Dollar.

BRL  Brazilian Real.

CAD  Canadian Dollar.

CHF  Swiss Franc.

CNH  Chinese Yuan Renminbi Offshore.

CNY  Chinese Yuan Renminbi.

EUR  Euro.

GBP  British Pound.

HUF  Hungarian Forint.

IDR  Indonesian Rupiah.

JPY  Japanese Yen.

MXN  Mexican Peso.

NOK  Norwegian Krone.

NZD  New Zealand Dollar.

PEN  Peruvian Nuevo Sol.

PLN  Polish Zloty.

RUB  Russian Ruble.

SEK  Swedish Krona.

USD  United States Dollar.

ZAR  South African Rand.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements

Statement of Assets and Liabilities April 30, 2020 (unaudited)

Assets:
Investments in securities, at value (cost $817,163,536) (Including $28,695,644 for securities loaned)	$768,209,922
Investments in affiliates, at value (cost $81,955,955)	81,671,299
Total investments in securities, at value (cost $899,119,491)	849,881,221
Unrealized appreciation on open foreign currency forward exchange contracts	14,910,041
Cash (including foreign currency valued at $5,971,660 with a cost of $5,935,484)	6,065,753
Receivable for:
Interest	6,649,301
Investments sold	2,296,948
Shares of beneficial interest sold	1,438,803
Variation margin on open futures contracts	986,368
Variation margin on open swap agreements	41,214
Foreign withholding taxes reclaimed	32,730
Interest and dividends from affiliates	13,988
Securities lending income	3,249
Prepaid expenses and other assets	134,426
Total Assets	882,454,042
Liabilities:
Collateral on securities loaned, at value	23,365,718
Unrealized depreciation on open foreign currency forward exchange contracts	2,563,956
Due to broker	10,580,510
Payable for:
Investments purchased	17,388,706
Shares of beneficial interest redeemed	1,006,983
Advisory fee	203,154
Dividends to shareholders	201,883
Transfer and sub transfer agent fees	66,758
Administration fee	53,010
Distribution fee	46,288
Trustees' fees	42,252
Deferred capital gain country tax	724
Accrued expenses and other payables	174,628
Total Liabilities	55,694,570
Net Assets	$826,759,472
Composition of Net Assets:
Paid-in-capital	$871,599,376
Total Accumulated Loss	(44,839,904)
Net Assets	$826,759,472

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Assets and Liabilities April 30, 2020 (unaudited)

Class A Shares:
Net Assets	$99,849,991
Shares Outstanding (unlimited shares authorized, $0.01 par value)	18,678,788
Net Asset Value Per Share	$5.35
Maximum Offering Price Per Share, (net asset value plus 3.36% of net asset value)	$5.53
Class L Shares:
Net Assets	$4,740,503
Shares Outstanding (unlimited shares authorized, $0.01 par value)	887,142
Net Asset Value Per Share	$5.34
Class I Shares:
Net Assets	$461,612,769
Shares Outstanding (unlimited shares authorized, $0.01 par value)	85,285,163
Net Asset Value Per Share	$5.41
Class C Shares:
Net Assets	$30,102,708
Shares Outstanding (unlimited shares authorized, $0.01 par value)	5,640,194
Net Asset Value Per Share	$5.34
Class IS Shares:
Net Assets	$230,443,528
Shares Outstanding (unlimited shares authorized, $0.01 par value)	42,567,977
Net Asset Value Per Share	$5.41
Class IR Shares:
Net Assets	$9,973
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,841
Net Asset Value Per Share	$5.42

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Operations For the six months ended April 30, 2020 (unaudited)

Net Investment Income: Income
Interest (net of $222,609 foreign withholding tax)	$15,182,923
Interest and dividends from affiliates (Note 7)	321,356
Income from securities loaned - net	23,758
Dividends	23,253
Total Income	15,551,290
Expenses
Advisory fee (Note 4)	1,354,979
Administration fee (Note 4)	338,745
Distribution fee (Class A shares) (Note 5)	134,271
Distribution fee (Class L shares) (Note 5)	13,046
Distribution fee (Class C shares) (Note 5)	155,660
Sub transfer agent fees and expenses (Class A shares)	48,627
Sub transfer agent fees and expenses (Class L shares)	1,771
Sub transfer agent fees and expenses (Class I shares)	167,646
Sub transfer agent fees and expenses (Class C shares)	9,620
Professional fees	87,556
Custodian fees (Note 8)	87,166
Registration fees	55,684
Shareholder reports and notices	30,228
Trustees' fees and expenses	28,799
Transfer agent fees and expenses (Class A shares) (Note 6)	8,909
Transfer agent fees and expenses (Class L shares) (Note 6)	1,705
Transfer agent fees and expenses (Class I shares) (Note 6)	6,981
Transfer agent fees and expenses (Class C shares) (Note 6)	2,671
Transfer agent fees and expenses (Class IS shares) (Note 6)	1,521
Transfer agent fees and expenses (Class IR shares) (Note 6)	852
Other	47,270
Total Expenses	2,583,707
Less: rebate from Morgan Stanley affiliated cash sweep (Note 7)	(45,052)
Less: reimbursement of class specific expenses (Class IR shares) (Note 4)	(852)
Net Expenses	2,537,803
Net Investment Income	13,013,487

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Operations For the six months ended April 30, 2020 (unaudited)

Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	$(5,805,727)
Futures contracts	(2,905,805)
Swap agreements	66,828
Foreign currency forward exchange contracts	991,450
Foreign currency translation	(628,553)
Net Realized Loss	(8,281,807)
Change in Unrealized Appreciation (Depreciation) on:
Investments (Net of decrease in deferred capital gain country tax of $91,335)	(67,294,517)
Investments in affiliates (Note 7)	(284,656)
Futures contracts	(70,974)
Swap agreements	3,469,521
Foreign currency forward exchange contracts	14,858,328
Foreign currency translation	28,840
Net Change in Unrealized Appreciation (Depreciation)	(49,293,458)
Net Loss	(57,575,265)
Net Decrease	$(44,561,778)

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2020	FOR THE YEAR ENDED OCTOBER 31, 2019
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$13,013,487	$24,404,232
Net realized gain (loss)	(8,281,807)	3,897,654
Net change in unrealized appreciation (depreciation)	(49,293,458)	24,537,513
Net Increase (Decrease)	(44,561,778)	52,839,399
Dividends and Distributions to Shareholders:
Class A shares	(2,113,118)	(4,315,675)
Class B shares*	—	(6,570)
Class L shares	(95,934)	(268,940)
Class I shares	(10,022,650)	(16,273,554)
Class C shares	(509,802)	(1,135,890)
Class IS shares	(4,887,197)	(8,701,331)
Class IR shares	(219)	(510)
Total Dividends and Distributions to Shareholders	(17,628,920)	(30,702,470)
Net increase from transactions in shares of beneficial interest	108,737,474	198,634,793
Net Increase	46,546,776	220,771,722
Net Assets:
Beginning of period	780,212,696	559,440,974
End of Period	$826,759,472	$780,212,696

*  All Class B shares were redeemed/converted to Class A shares as of March 26, 2019.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ■ April 30, 2020 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Global Fixed Income Opportunities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's primary investment objective is to seek a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class L shares, Class I shares, Class C shares, Class IS shares and Class IR shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months and one year, respectively. Class L shares, Class I shares, Class IS shares and Class IR shares are not subject to a sales charge. Additionally, Class A shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class L shares to all investors (April 30, 2015). Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest through reinvestment of dividends and distributions.

The following is a summary of significant accounting policies:

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ■ April 30, 2020 (unaudited) continued

at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc.(the "Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), each a wholly-owned subsidiary of the Morgan Stanley determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from the brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ■ April 30, 2020 (unaudited) continued

pricing service and/or procedures approved by the Trustees; (5) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (6) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (7) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

D. Senior Loans — Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ■ April 30, 2020 (unaudited) continued

E. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

F. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to

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the borrowers and compensation to the lending agent, and is recorded as "Income from securities loaned — net" in the Fund's Statement of Operations.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2020:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

GROSS ASSET AMOUNT PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
$28,695,644	(a)	$—	$(28,695,644	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of $23,365,718, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $5,812,185 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB Accounting Standards CodificationTM ("ASC") 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of April 30, 2020:

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEN 30 & 90 DAYS	>90 DAYS	TOTAL
Securities Lending Transactions
Corporate Bonds	$6,137,678	$—	$—	$—	$6,137,678
Sovereign	2,825,540	—	—	—	2,825,540
U.S. Treasury Securities	14,402,500	—	—	—	14,402,500
Total Borrowings	$23,365,718	$—	$—	$—	$23,365,718
Gross amount of recognized liabilities for securities lending transactions					$23,365,718

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G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

I. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

FASB ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

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The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2020:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS		TOTAL
Assets:
Fixed Income Securities
Corporate Bonds	$—	$299,103,322	$—	†	$299,103,322	†
Sovereign	—	142,821,767	—		142,821,767
Agency Fixed Rate Mortgages	—	83,176	—		83,176
Asset-Backed Securities	—	135,163,017	—		135,163,017
Collateralized Mortgage Obligations — Agency Collateral Series	—	739,308	—		739,308
Commercial Mortgage-Backed Securities	—	26,157,306	—		26,157,306
Mortgages — Other	—	80,341,951	—		80,341,951
U.S. Treasury Securities	—	19,637,752	—		19,637,752
Senior Loan Interests	—	15,691,132	—		15,691,132
Total Fixed Income Securities	—	719,738,731	—	†	719,738,731	†
Investment Companies	11,986,976	—	—		11,986,976
Short-Term Investments
Corporate Bonds	—	5,851,524	—		5,851,524
U.S. Treasury Securities	—	32,550,785	—		32,550,785
Investment Company	79,753,205	—	—		79,753,205
Total Short-Term Investments	79,753,205	38,402,309	—		118,155,514
Foreign Currency Forward Exchange Contracts	—	14,910,041	—		14,910,041
Futures Contracts	507,827	—	—		507,827
Credit Default Swap Agreements	—	3,432,270	—		3,432,270
Total Assets	92,248,008	776,483,351	—	†	868,731,359	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(2,563,956)	—		(2,563,956)
Futures Contracts	(381,354)	—	—		(381,354)
Total Liabilities	(381,354)	(2,563,956)	—		(2,945,310)
Total	$91,866,654	$773,919,395	$—	†	$865,786,049	†

†  Includes one security valued at zero.

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Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bond
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2020	$—	†

†  Includes one security valued at zero.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate

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portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts — The Fund entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The

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value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps — The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

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The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is included in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

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When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of April 30, 2020:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$507,827	(d)	Variation margin on open futures contracts	$(381,354	)(d)
Credit Risk	Variation margin on open swap agreements	3,432,270	(d)	Variation margin on open swap agreement	—
Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	14,910,041		Unrealized depreciation on open foreign currency forward exchange contracts	(2,563,956)
		$18,850,138			$(2,945,310)

(d)   Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

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The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended April 30, 2020 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$(2,905,805)	$—	$—
Credit Risk	—	—	66,828
Currency Risk	—	991,450	—
Total	$(2,905,805)	$991,450	$66,828

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$(70,974)	$—	$—
Credit Risk	—	—	3,469,521
Currency Risk	—	14,858,328	—
Total	$(70,974)	$14,858,328	$3,469,521

At April 30, 2020, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES(e)	ASSETS(f)	LIABILITIES(f)
Foreign Currency Forward Exchange Contracts	$14,910,041	$(2,563,956)

(e)  Excludes exchange-traded derivatives.

(f)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties,

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including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of April 30, 2020:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED(g)	NET AMOUNT (NOT LESS THAN $0)
Bank of America NA	$2,854,160	$(289,976)	$(2,564,184)	$0
Barclays Bank PLC	1,316,930	(715,513)	(601,417)	0
BNP Paribas SA	1,421,542	(107,325)	(1,314,217)	0
Canadian Imperial Bank of Commerce	13,638	—	—	13,638
Citibank NA	870,889	(361,923)	(508,966)	0
Goldman Sachs International	3,986,148	(294,298)	(3,590,000)	101,850
HSBC Bank PLC	99	(99)	—	0
JPMorgan Chase Bank NA	1,093,118	(589,027)	—	504,091
Royal Bank of Canada	39,847	(39,847)	—	0
State Street Bank and Trust Co.	2,871,340	—	—	2,871,340
UBS AG	409,262	(139,483)	(269,779)	0
Westpac Banking Corp.	33,068	(2,706)	—	30,362
Total	$14,910,041	$(2,540,197)	$(8,848,563)	$3,521,281

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GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
Bank of America NA	$289,976	$(289,976)	$—	$0
Barclays Bank PLC	715,513	(715,513)	—	0
BNP Paribas SA	107,325	(107,325)	—	0
Citibank NA	361,923	(361,923)	—	0
Goldman Sachs International	294,298	(294,298)	—	0
HSBC Bank PLC	553	(99)	—	454
JPMorgan Chase Bank NA	589,027	(589,027)	—	0
Royal Bank of Canada	63,152	(39,847)	—	23,305
UBS AG	139,483	(139,483)	—	0
Westpac Banking Corp.	2,706	(2,706)	—	0
Total	$2,563,956	$(2,540,197)	$—	$23,759

(g)  In some instances, the actual collateral received or pledged may be more than the amount shown here due to overcollateralization.

For the six months ended April 30, 2020, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$363,587,306
Futures Contracts:
Average monthly notional value	$185,973,060
Swap Agreements:
Average monthly notional amount	$20,709,875

4. Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the annual rate of 0.32% to the net assets of the Fund determined as of the close of each business day.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

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Notes to Financial Statements ■ April 30, 2020 (unaudited) continued

Under a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser provides the Fund with advisory services, subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class A, 1.24% for Class L, 0.60% for Class I, 1.70% for Class C, 0.57% for Class IS and 0.57% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended April 30, 2020, $852 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2020, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2020, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares and Class C shares of $3,049 and $435, respectively, and received $92,343 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ■ April 30, 2020 (unaudited) continued

6. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Fund pays DST a fee based on the number of classes, accounts and transactions relating to the Fund.

7. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2020, aggregated $542,796,205 and $422,171,547, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $105,470,975 and $105,545,557, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended April 30, 2020, advisory fees paid were reduced by $45,052 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended April 30, 2020 is as follows:

AFFILIATED INVESTMENT COMPANY	VALUE OCTOBER 31, 2019	PURCHASES AT COST	PROCEEDS FROM SALES	INTEREST/ DIVIDEND INCOME	REALIZED GAIN	CHANGE IN UNREALIZED DEPRECIATION	VALUE APRIL 30, 2020
Liquidity Funds	$47,546,194	$304,201,897	$271,994,886	$299,133	$—	$—	$79,753,205
Morgan Stanley Capital I Trust	—	2,202,750	—	22,223	—	(284,656)	1,918,094
	$47,546,194	$306,404,647	$271,994,886	$321,356	$—	$(284,656)	$81,671,299

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2020, included in "Trustees' fees and expenses" in the Statement of Operations amounted to $169. At April 30, 2020, the Fund had an accrued pension liability of $42,252, which is reflected as "Trustees' fees" in the Statement of Assets and Liabilities.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ■ April 30, 2020 (unaudited) continued

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended April 30, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

8. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

9. Credit Facility

The Fund and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended April 30, 2020, the Fund did not have any borrowings under the Facility.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ■ April 30, 2020 (unaudited) continued

10. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2020		FOR THE YEAR ENDED OCTOBER 31, 2019
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	5,148,563	$28,965,757	9,273,004	$51,927,976
Conversion from Class B	—	—	55,287	304,844
Reinvestment of dividends	356,469	1,996,933	720,053	3,993,047
Redeemed	(6,188,764)	(34,374,709)	(5,418,416)	(30,153,670)
Net increase (decrease) — Class A	(683,732)	(3,412,019)	4,629,928	26,072,197
CLASS B SHARES*
Exchanged	—	—	21,401	118,558
Conversion to Class A	—	—	(54,987)	(304,844)
Reinvestment of dividends	—	—	1,054	5,748
Redeemed	—	—	(8,161)	(45,499)
Net decrease — Class B	—	—	(40,693)	(226,037)
CLASS L SHARES
Exchanged	—	—	892	5,000
Reinvestment of dividends	16,477	92,291	47,043	259,555
Redeemed	(99,187)	(550,038)	(233,658)	(1,292,894)
Net decrease — Class L	(82,710)	(457,747)	(185,723)	(1,028,339)
CLASS I SHARES
Sold	32,817,764	186,662,251	43,708,172	247,944,229
Reinvestment of dividends	1,550,470	8,784,984	2,527,520	14,198,325
Redeemed	(22,461,312)	(124,127,239)	(25,016,625)	(139,960,308)
Net increase — Class I	11,906,922	71,319,996	21,219,067	122,182,246
CLASS C SHARES
Sold	1,382,384	7,863,826	1,848,874	10,323,976
Reinvestment of dividends	85,129	476,178	197,582	1,089,655
Redeemed	(1,050,102)	(5,866,156)	(1,658,001)	(9,267,049)
Net increase — Class C	417,411	2,473,848	388,455	2,146,582
CLASS IS SHARES
Sold	6,893,688	40,000,069	7,230,322	41,229,126
Reinvestment of dividends	863,737	4,887,197	1,548,922	8,701,055
Redeemed	(1,042,807)	(6,074,089)	(79,245)	(442,277)
Net increase — Class IS	6,714,618	38,813,177	8,699,999	49,487,904
CLASS IR SHARES
Reinvestment of dividends	39	219	41	240
Net increase in Fund	18,272,548	$108,737,474	34,711,074	$198,634,793

*  All Class B shares were redeemed/converted to Class A shares as of March 26, 2019.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ■ April 30, 2020 (unaudited) continued

11. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended October 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 DISTRIBUTIONS PAID FROM: ORDINARY INCOME	2018 DISTRIBUTIONS PAID FROM: ORDINARY INCOME
$30,702,470	$18,454,738

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ■ April 30, 2020 (unaudited) continued

Permanent differences, due to a nondeductible expense, resulted in the following reclassifications among the components of net assets at October 31, 2019:

TOTAL DISTRIBUTABLE EARNINGS	PAID-IN-CAPITAL
$8,977	$(8,977)

At October 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$4,259,104	$—

At October 31, 2019, the Fund had available for federal income tax purposes unused long-term capital losses of $1,317,085 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

12. Other

At April 30, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 36.2%.

13. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ■ April 30, 2020 (unaudited) continued

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

14. Accounting Pronouncement

In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption resulted in a change in accounting principle, since the Fund had historically amortized such premiums to maturity for U.S. GAAP. Accordingly, the Fund has adopted ASU 2017-08 to amend the premium amortization period for certain purchased callable debt securities with non-contingent call features to the earliest call date. It is impracticable to evaluate the effect on individual prior periods, therefore the Fund applied the amendments on a modified retrospective basis by recognizing a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by $1,082,134.

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the net asset value of the Fund. With respect to the Fund's results of operations, amortization of premium to first call date accelerates amortization

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ■ April 30, 2020 (unaudited) continued

with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

15. Subsequent Event

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2020		2019		2018		2017		2016(1)		2015
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.73		$5.54		$5.66		$5.49		$5.51		$5.77
Income (loss) from investment operations:
Net investment income(2)	0.08		0.20		0.19		0.20		0.19		0.18
Net realized and unrealized gain (loss)	(0.35)		0.26		(0.13)		0.16		0.01		(0.21)
Total income (loss) from investment operations	(0.27)		0.46		0.06		0.36		0.20		(0.03)
Less distributions from:
Net investment Income	(0.11)		(0.27)		(0.18)		(0.14)		(0.22)		(0.23)
Paid-in-capital	—		—		—		(0.05)		—		—
Total distributions	(0.11)		(0.27)		(0.18)		(0.19)		(0.22)		(0.23)
Net asset value, end of period	$5.35		$5.73		$5.54		$5.66		$5.49		$5.51
Total Return(3)	(4.77	)%(8)	8.55%		1.05%		6.66%		3.72%		(0.53)%
Ratios to Average Net Assets:
Net expenses	0.83	%(4)(9)	0.86	%(4)	0.89	%(4)(5)	0.90	%(4)	0.88	%(4)(6)	1.04	%(4)
Net investment income	2.85	%(4)(9)	3.62	%(4)	3.45	%(4)(5)	3.66	%(4)	3.46	%(4)(6)	3.16	%(4)
Rebate from Morgan Stanley affiliate	0.01	%(9)	0.01%		0.01%		0.01%		0.01%		0.00	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$99,850		$110,978		$81,598		$78,970		$87,515		$112,333
Portfolio turnover rate	57	%(8)	94%		89%		84%		120%		102%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2018	0.93%	3.41%

(6)  If the Fund had not received the reimbursement from the custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	0.90%	3.44%

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2020		2019		2018		2017		2016(1)		2015
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.73		$5.54		$5.66		$5.49		$5.51		$5.77
Income (loss) from investment operations:
Net investment income(2)	0.07		0.19		0.18		0.19		0.17		0.17
Net realized and unrealized gain (loss)	(0.36)		0.25		(0.13)		0.16		0.01		(0.21)
Total income (loss) from investment operations	(0.29)		0.44		0.05		0.35		0.18		(0.04)
Less distributions from:
Net investment income	(0.10)		(0.25)		(0.17)		(0.13)		(0.20)		(0.22)
Paid-in-capital	—		—		—		(0.05)		—		—
Total distributions	(0.10)		(0.25)		(0.17)		(0.18)		(0.20)		(0.22)
Net asset value, end of period	$5.34		$5.73		$5.54		$5.66		$5.49		$5.51
Total Return(3)	(5.08	)%(7)	8.25%		0.81%		6.41%		3.48%		(0.73)%
Ratios to Average Net Assets:
Net expenses	1.10	%(4)(8)	1.14	%(4)	1.13	%(4)(5)	1.13	%(4)	1.11	%(4)(6)	1.25	%(4)
Net investment income	2.58	%(4)(8)	3.38	%(4)	3.22	%(4)(5)	3.42	%(4)	3.23	%(4)(6)	2.94	%(4)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.01%		0.01%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$4,741		$5,557		$6,399		$8,263		$9,909		$12,834
Portfolio turnover rate	57	%(7)	94%		89%		84%		120%		102%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Class L shares.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2018	1.16%	3.19%

(6)  If the Fund had not received the reimbursement from the custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	1.13%	3.21%

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2020		2019		2018		2017		2016(1)		2015
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.80		$5.60		$5.72		$5.55		$5.57		$5.82
Income (loss) from investment operations:
Net investment income(2)	0.09		0.22		0.21		0.22		0.21		0.18
Net realized and unrealized gain (loss)	(0.36)		0.26		(0.13)		0.16		0.00	(3)	(0.18)
Total income (loss) from investment operations	(0.27)		0.48		0.08		0.38		0.21		(0.00	)(3)
Less distributions from:
Net investment income	(0.12)		(0.28)		(0.20)		(0.16)		(0.23)		(0.25)
Paid-in-capital	—		—		—		(0.05)		—		—
Total distributions	(0.12)		(0.28)		(0.20)		(0.21)		(0.23)		(0.25)
Net asset value, end of period	$5.41		$5.80		$5.60		$5.72		$5.55		$5.57
Total Return(4)	(4.75	)%(8)	8.93%		1.34%		6.93%		4.00%		(0.17)%
Ratios to Average Net Assets:
Net expenses	0.54	%(5)(9)	0.59	%(5)	0.59	%(5)(6)	0.57	%(5)	0.57	%(5)(7)	0.69	%(5)
Net investment income	3.13	%(5)(9)	3.88	%(5)	3.74	%(5)(6)	3.99	%(5)	3.77	%(5)(7)	3.18	%(5)
Rebate from Morgan Stanley affiliate	0.01	%(9)	0.01%		0.01%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$461,613		$425,720		$292,269		$216,306		$173,507		$134,841
Portfolio turnover rate	57	%(8)	94%		89%		84%		120%		102%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Class I shares.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2018	0.65%	3.68%

(7)  f the Fund had not received the reimbursement from the custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	0.60%	3.74%

(8)  Not annualized.

(9)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,								PERIOD FROM APRIL 30, 2015(2) TO
	APRIL 30, 2020		2019		2018		2017		2016(1)		OCTOBER 31, 2015
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.72		$5.53		$5.65		$5.49		$5.51		$5.73
Income (loss) from investment operations:
Net investment income(3)	0.06		0.16		0.15		0.16		0.15		0.03
Net realized and unrealized gain (loss)	(0.35)		0.26		(0.13)		0.15		0.01		(0.17)
Total income (loss) from investment operations	(0.29)		0.42		0.02		0.31		0.16		(0.14)
Less distributions from:
Net investment income	(0.09)		(0.23)		(0.14)		(0.10)		(0.18)		(0.08)
Paid-in-capital	—		—		—		(0.05)		—		—
Total distributions	(0.09)		(0.23)		(0.14)		(0.15)		(0.18)		(0.08)
Net asset value, end of period	$5.34		$5.72		$5.53		$5.65		$5.49		$5.51
Total Return(4)	(5.12	)%(9)	7.77%		0.34%		5.76%		3.03%		(2.48	)%(9)
Ratios to Average Net Assets:
Net expenses	1.55	%(5)(10)	1.59	%(5)	1.61	%(5)(6)	1.58	%(5)	1.58	%(5)(7)	1.74	%(5)(10)
Net investment income	2.12	%(5)(10)	2.91	%(5)	2.73	%(5)(6)	2.98	%(5)	2.76	%(5)(7)	1.22	%(5)(10)
Rebate from Morgan Stanley affiliate	0.01	%(10)	0.01%		0.01%		0.01%		0.01%		0.00	%(8)(10)
Supplemental Data:
Net assets, end of period, in thousands	$30,103		$29,890		$26,741		$23,255		$21,673		$10,269
Portfolio turnover rate	57	%(9)	94%		89%		84%		120%		102%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Class C shares.

(2)  Commencement of Offering.

(3)  The per share amounts were computed using an average number of shares outstanding during the period.

(4)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2018	1.65%	2.69%

(7)  If the Fund had not received the reimbursement from the Custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	1.61%	2.73%

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2020		2019		2018		2017		2016(1)		2015
	(unaudited)
Class IS Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.80		$5.61		$5.72		$5.55		$5.57		$5.83
Income (loss) from investment operations:
Net investment income(2)	0.09		0.23		0.22		0.23		0.21		0.21
Net realized and unrealized gain (loss)	(0.36)		0.25		(0.13)		0.15		0.01		(0.22)
Total income (loss) from investment operations	(0.27)		0.48		0.09		0.38		0.22		(0.01)
Less distributions from:
Net investment income	(0.12)		(0.29)		(0.20)		(0.16)		(0.24)		(0.25)
Paid-in-capital	—		—		—		(0.05)		—		—
Total distributions	(0.12)		(0.29)		(0.20)		(0.21)		(0.24)		(0.25)
Net asset value, end of period	$5.41		$5.80		$5.61		$5.72		$5.55		$5.57
Total Return(3)	(4.72	)%(8)	9.01%		1.40%		6.99%		4.07%		(0.13)%
Ratios to Average Net Assets:
Net expenses	0.47	%(4)(9)	0.51	%(4)	0.53	%(4)(5)	0.51	%(4)	0.49	%(4)(6)	0.64	%(4)
Net investment income	3.20	%(4)(9)	3.97	%(4)	3.82	%(4)(5)	4.05	%(4)	3.85	%(4)(6)	3.60	%(4)
Rebate from Morgan Stanley affiliate 0.01%(9)	0.01%		0.01%		0.01%		0.01%		0.00%		(7)
Supplemental Data:
Net assets, end of period, in thousands	$230,444		$208,058		$152,197		$210,777		$195,039		$63,680
Portfolio turnover rate	57	%(8)	94%		89%		84%		120%		102%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Class IS shares.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2018	0.56%	3.79%

(6)  If the Fund had not received the reimbursement from the custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	0.53%	3.81%

(7)  Amount is less than 0.005%.

(8)  Not annualized

(9)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2020		FOR THE YEAR ENDED OCTOBER 31, 2019		PERIOD FROM JUNE 15, 2018(1) TO OCTOBER 31, 2018
	(unaudited)
Class IR Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.81		$5.61		$5.68
Income (loss) from investment operations:
Net investment income(2)	0.09		0.22		0.05
Net realized and unrealized gain (loss)	(0.36)		0.27		(0.03)
Total income (loss) from investment operations	(0.27)		0.49		0.02
Less distributions from:
Net investment income	(0.12)		(0.29)		(0.09)
Net asset value, end of period	$5.42		$5.81		$5.61
Total Return(3)	(4.71	)%(6)	9.00%		0.31	%(6)
Ratios to Average Net Assets:
Net expenses	0.47	%(4)(5)(7)	0.51	%(4)(5)	0.53	%(4)(5)(7)
Net investment income	3.11	%(4)(5)(7)	3.89	%(4)(5)	3.75	%(4)(5)(7)
Rebate from Morgan Stanley affiliate	0.01	%(7)	0.01%		0.01	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$10		$10		$10
Portfolio turnover rate	57	%(6)	94%		89%

(1)  Commencement of Offering.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
April 30, 2020	17.03%	(13.45)%
October 31, 2019	21.28	(16.88)
October 31, 2018	13.16	(8.88)

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of [Directors/Trustees] (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

Morgan Stanley Global Fixed Income Opportunities Fund

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Morgan Stanley Global Fixed Income Opportunities Fund

Privacy Notice (unaudited) continued  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Morgan Stanley Global Fixed Income Opportunities Fund

Privacy Notice (unaudited) continued  April 2019

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Trustees

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

Michael E. Nugent, Chair of the Board

W. Allen Reed, Vice Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2020 Morgan Stanley

DINSAN
3101274 EXP. 06.30.21

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Fixed Income Opportunities Fund

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 22, 2020

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 22, 2020